Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 23, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Entity Registrant Name	MARTIN MARIETTA MATERIALS INC
Entity Central Index Key	0000916076
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,750,661,896
Entity Common Stock, Shares Outstanding		45,624,785

Consolidated Statements Of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Earnings [Abstract]
Net Sales	$ 1,519,961	$ 1,475,717	$ 1,419,668
Freight and delivery revenues	193,862	177,168	153,648
Total revenues	1,713,823	1,652,885	1,573,316
Cost of sales	1,217,946	1,153,991	1,088,101
Freight and delivery costs	193,862	177,168	153,648
Total cost of revenues	1,411,808	1,331,159	1,241,749
Gross Profit	302,015	321,726	331,567
Selling, general and administrative expenses	124,138	130,422	135,881
Business development costs	18,575	1,220	2,199
Other operating (income) and expenses, net	(1,720)	(8,298)	10,575
Earnings from Operations	161,022	198,382	182,912
Interest expense	58,586	68,440	73,455
Other nonoperating expenses and (income), net	1,834	198	(1,165)
Earnings from continuing operations before taxes on income	100,602	129,744	110,622
Taxes on income	20,986	30,918	25,974
Earnings from Continuing Operations	79,616	98,826	84,648
Gain (loss) on discontinued operations, net of related tax expense (benefit) of $2,208, ($1,575) and $1,593, respectively	3,957	(162)	3,516
Consolidated net earnings	83,573	98,664	88,164
Less: Net earnings attributable to noncontrolling interests	1,194	1,652	2,705
Net Earnings Attributable to Martin Marietta Materials, Inc.	82,379	97,012	85,459
Net Earnings (Loss) Attributable to Martin Marietta Materials, Inc.
Earnings from continuing operations	78,422	97,174	81,943
Discontinued operations	3,957	(162)	3,516
Net Earnings Attributable to Martin Marietta Materials, Inc.	$ 82,379	$ 97,012	$ 85,459
Net Earnings Attributable to Martin Marietta Materials, Inc. Per Common Share (see Note A)
Basic from continuing operations available to common shareholders	$ 1.7	$ 2.11	$ 1.84
Discontinued operations available to common shareholders	$ 0.09		$ 0.08
Basic net earnings available to common shareholders	$ 1.79	$ 2.11	$ 1.92
Diluted from continuing operations available to common shareholders	$ 1.69	$ 2.1	$ 1.83
Discontinued operations available to common shareholders	$ 0.09		$ 0.08
Diluted net earnings available to common shareholders	$ 1.78	$ 2.1	$ 1.91
Weighted-Average Common Shares Outstanding
Basic	45,652	45,485	44,000
Diluted	45,793	45,659	44,190

Consolidated Statements Of Earnings (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Earnings [Abstract]
Gain on discontinued operations, related tax expense (benefit)	$ 2,208	$ (1,575)	$ 1,593

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 26,022	$ 70,323
Accounts receivable, net	203,748	183,361
Inventories, net	322,607	331,894
Current deferred income tax benefits	80,674	83,380
Other current assets	24,799	27,253
Total Current Assets	657,850	696,211
Property, plant and equipment, net	1,774,291	1,687,830
Goodwill	616,671	626,527
Other intangibles, net	54,133	17,548
Other noncurrent assets	44,877	46,627
Total Assets	3,147,822	3,074,743
Current Liabilities:
Bank overdraft		2,123
Accounts payable	92,210	60,333
Accrued salaries, benefits and payroll taxes	16,732	17,506
Pension and postretirement benefits	5,250	6,034
Accrued insurance and other taxes	26,408	23,535
Current maturities of long-term debt and short-term facilities	7,182	248,714
Other current liabilities	25,930	27,248
Total Current Liabilities	173,712	385,493
Long-term debt	1,052,902	782,045
Pension, postretirement and postemployment benefits	158,101	127,671
Noncurrent deferred income taxes	222,064	228,698
Other noncurrent liabilities	92,179	82,577
Total Liabilities	1,698,958	1,606,484
Equity:
Common stock ($0.01 par value; 100,000,000 shares authorized; 45,726,000 and 45,579,000 shares outstanding at December 31, 2011 and 2010, respectively)	456	455
Preferred stock ($0.01 par value; 10,000,000 shares authorized; no shares outstanding)
Additional paid-in capital	401,864	396,485
Accumulated other comprehensive loss	(83,890)	(53,660)
Retained earnings	1,090,891	1,082,160
Total Shareholders' Equity	1,409,321	1,425,440
Noncontrolling interests	39,543	42,819
Total Equity	1,448,864	1,468,259
Total Liabilities and Equity	$ 3,147,822	$ 3,074,743

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Equity:
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares outstanding	45,726,000	45,579,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares outstanding	0	0

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Consolidated net earnings	$ 83,573	$ 98,664	$ 88,164
Adjustments to reconcile consolidated net earnings to net cash provided by operating activities:
Depreciation, depletion and amortization	173,407	181,537	179,391
Stock-based compensation expense	11,522	14,675	20,552
(Gains) Losses on divestitures and sales of assets	(15,494)	(4,492)	2,121
Deferred income taxes	11,324	935	8,685
Excess tax benefits from stock-based compensation transactions		(1,291)	(555)
Other items, net	1,598	4,629	(1,018)
Changes in operating assets and liabilities, net of effects of acquisitions and divestitures:
Accounts receivable, net	(19,375)	(20,546)	48,521
Inventories, net	(5,107)	1,241	(12,525)
Accounts payable	30,387	8,223	(10,452)
Other assets and liabilities, net	(12,741)	(13,767)	(4,516)
Net Cash Provided by Operating Activities	259,094	269,808	318,368
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(155,363)	(135,916)	(139,230)
Acquisitions, net	(91,569)	(43,299)	(49,593)
Proceeds from divestitures and sales of assets	8,008	5,033	7,792
Loan to affiliate			(4,000)
Railcar construction advances		(8,997)	(8,743)
Repayments of railcar construction advances		8,997	8,743
Net Cash Used for Investing Activities	(238,924)	(174,182)	(185,031)
Cash Flows from Financing Activities:
Borrowings of long-term debt	495,000	200,000	330,000
Repayments of long-term debt	(470,450)	(419,680)	(236,006)
Repayments on short-term facilities, net			(200,000)
Debt issuance costs	(3,329)	(80)	(2,389)
Change in bank overdraft	(2,123)	386	(2,940)
Payments on capital lease obligations		(308)	(137)
Dividends paid	(73,648)	(73,550)	(71,178)
Distributions to owners of noncontrolling interests	(1,000)		(2,562)
Purchase of remaining interest in existing subsidiaries	(10,394)		(17,060)
Issuances of common stock	1,473	3,047	294,177
Excess tax benefits from stock-based compensation transactions		1,291	555
Net Cash (Used for) Provided by Financing Activities	(64,471)	(288,894)	92,460
Net (Decrease) Increase in Cash and Cash Equivalents	(44,301)	(193,268)	225,797
Cash and Cash Equivalents, beginning of year	70,323	263,591	37,794
Cash and Cash Equivalents, end of year	26,022	70,323	263,591
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	60,740	68,135	72,027
Cash paid for income taxes	$ 13,889	$ 19,661	$ 17,087

Consolidated Statements Of Total Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Earnings/(Loss) [Member]	Retained Earnings [Member]	Total Shareholders' Equity [Member]	Noncontrolling Interests [Member]	Total
Beginning Balance at Dec. 31, 2008	$ 414	$ 78,545	$ (101,672)	$ 1,044,417	$ 1,021,704	$ 45,556	$ 1,067,260
Beginning Balance, Shares at Dec. 31, 2008	41,462,000
Consolidated net earnings				85,459	85,459	2,705	88,164
Adjustment for funded status of pension and postretirement benefit plans, net of tax			23,409		23,409	(2)	23,407
Foreign currency translation loss			2,673		2,673		2,673
Amortization of terminated value of forward starting interest rate swap agreements into interest expense, net of tax			506		506		506
Consolidated comprehensive earnings					112,047	2,703	114,750
Dividends declared				(71,178)	(71,178)		(71,178)
Issuances of common stock	38	293,404			293,442		293,442
Issuances of common stock, shares	3,778,000
Issuances of common stock for stock award plans	1	(3,727)			(3,726)		(3,726)
Issuances of common stock for stock award plans, shares	159,000
Stock-based compensation expense		20,552			20,552		20,552
Distributions to owners of noncontrolling interests						(2,562)	(2,562)
Purchase of remaining interest in existing subsidiaries		(7,601)			(7,601)	(4,526)	(12,127)
Ending Balance at Dec. 31, 2009	453	381,173	(75,084)	1,058,698	1,365,240	41,171	1,406,411
Ending Balance, Shares at Dec. 31, 2009	45,399,000
Consolidated net earnings				97,012	97,012	1,652	98,664
Adjustment for funded status of pension and postretirement benefit plans, net of tax			19,969		19,969	(4)	19,965
Foreign currency translation loss			912		912		912
Amortization of terminated value of forward starting interest rate swap agreements into interest expense, net of tax			543		543		543
Consolidated comprehensive earnings					118,436	1,648	120,084
Dividends declared				(73,550)	(73,550)		(73,550)
Issuances of common stock for stock award plans	2	637			639		639
Issuances of common stock for stock award plans, shares	180,000
Stock-based compensation expense		14,675			14,675		14,675
Ending Balance at Dec. 31, 2010	455	396,485	(53,660)	1,082,160	1,425,440	42,819	1,468,259
Ending Balance, Shares at Dec. 31, 2010	45,579,000						45,579,000
Consolidated net earnings				82,379	82,379	1,194	83,573
Adjustment for funded status of pension and postretirement benefit plans, net of tax			(29,959)		(29,959)	(31)	(29,990)
Foreign currency translation loss			(853)		(853)		(853)
Amortization of terminated value of forward starting interest rate swap agreements into interest expense, net of tax			582		582		582
Consolidated comprehensive earnings					52,149	1,163	53,312
Dividends declared				(73,648)	(73,648)		(73,648)
Issuances of common stock for stock award plans	1	(2,406)			(2,405)		(2,405)
Issuances of common stock for stock award plans, shares	147,000
Stock-based compensation expense		11,522			11,522		11,522
Distributions to owners of noncontrolling interests						(1,000)	(1,000)
Purchase of remaining interest in existing subsidiaries		(3,737)			(3,737)	(3,439)	(7,176)
Ending Balance at Dec. 31, 2011	$ 456	$ 401,864	$ (83,890)	$ 1,090,891	$ 1,409,321	$ 39,543	$ 1,448,864
Ending Balance, Shares at Dec. 31, 2011	45,726,000						45,726,000

Consolidated Statements Of Total Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Tax benefit on adjustment for funded status of pension and postretirement benefit plans	$ 15,660	$ 9,100	$ 15,315
Tax benefit on amortization of terminated value of forward starting interest rate swap agreements into interest expense	381	355	331
Cash dividends declared per common share	$ 1.6	$ 1.6	$ 1.6
Total Shareholders' Equity [Member]
Tax benefit on adjustment for funded status of pension and postretirement benefit plans	15,660	9,100	15,315
Tax benefit on amortization of terminated value of forward starting interest rate swap agreements into interest expense	381	355	331
Cash dividends declared per common share	$ 1.6	$ 1.6	$ 1.6
Accumulated Other Comprehensive Earnings/(Loss) [Member]
Tax benefit on adjustment for funded status of pension and postretirement benefit plans	15,660	9,100	15,315
Tax benefit on amortization of terminated value of forward starting interest rate swap agreements into interest expense	$ 381	$ 355	$ 331
Retained Earnings [Member]
Cash dividends declared per common share	$ 1.6	$ 1.6	$ 1.6

Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Accounting Policies

Note A: Accounting Policies

Organization.    Martin Marietta Materials, Inc., (the "Corporation") is engaged principally in the construction aggregates business. The Corporation's aggregates products, which include crushed stone, sand and gravel, are used primarily for construction of highways and other infrastructure projects, and in the nonresidential and residential construction industries. Aggregates products are also used in the railroad, environmental, utility and agricultural industries. These aggregates products, along with asphalt products, ready mixed concrete and road paving materials, are sold and shipped from a network of 304 quarries, distribution facilities and plants to customers in 31 states, Canada, the Bahamas and the Caribbean Islands. The Aggregates business contains the following reportable segments: Mideast Group, Southeast Group and West Group. The Mideast Group operates in Indiana, Kentucky, Maryland, North Carolina, Ohio, South Carolina, Virginia and West Virginia. The Southeast Group has operations in Alabama, Florida, Georgia, Mississippi, Tennessee, Nova Scotia and the Bahamas. The West Group operates in Arkansas, Colorado, Iowa, Kansas, Louisiana, Minnesota, Missouri, Nebraska, Nevada, North Dakota, Oklahoma, Texas, Utah, Washington and Wyoming. The following states accounted for approximately 57% of the Aggregates business' 2011 net sales: Texas, North Carolina, Iowa, Georgia and South Carolina.

In addition to the Aggregates business, the Corporation has a Specialty Products segment that produces magnesia-based chemicals products used in industrial, agricultural and environmental applications and dolomitic lime sold primarily to customers in the steel industry.

Use of Estimates. The preparation of the Corporation's consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make certain estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangible assets, and other long-lived assets, and assumptions used in the calculation of income taxes, retirement and other postemployment benefits. These estimates and assumptions are based on management's best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment. Management adjusts such estimates and assumptions when facts and circumstances dictate. Changes in credit, equity and energy markets and declines in construction activity have combined to increase the uncertainty inherent in certain of these estimates and assumptions. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements for the period in which the change in estimate occurs.

Basis of Consolidation. The consolidated financial statements include the accounts of the Corporation and its wholly-owned and majority-owned subsidiaries. Partially-owned affiliates are either consolidated or accounted for at cost or as equity investments, depending on the level of ownership interest or the Corporation's ability to exercise control over the affiliates' operations. Intercompany balances and transactions have been eliminated in consolidation.

In 2010, the Corporation was a majority member of a limited liability company whereby the minority member was paid a preferred annual return. In May 2011, the Corporation redeemed the other member's interest in the limited liability company.

 Revenue Recognition.    Revenues for product sales are recognized when risks associated with ownership have passed to unaffiliated customers. Typically, this occurs when finished products are shipped. Revenues derived from the road paving business are recognized using the percentage completion method. Total revenues include sales of materials and services provided to customers, net of discounts or allowances, if any, and include freight and delivery costs billed to customers.

Freight and Delivery Costs.     Freight and delivery costs represent pass-through transportation costs incurred and paid by the Corporation to third-party carriers to deliver products to customers. These costs are then billed to the Corporation's customers.

Cash and Cash Equivalents.     Cash equivalents are comprised of highly-liquid instruments with original maturities of three months or less from the date of purchase. The Corporation manages its cash and cash equivalents to ensure that short-term operating cash needs are met and that excess funds are managed efficiently. The Corporation subsidizes shortages in operating cash through short-term borrowing facilities. The Corporation typically invests excess funds in money market funds, money market demand deposit accounts or Eurodollar time deposit accounts. Money market demand deposits and Eurodollar time deposit accounts are exposed to bank solvency risk. Money market demand deposit accounts are FDIC insured up to $250,000. The Corporation's deposits in bank funds generally exceed the $250,000 FDIC insurance limit. The Corporation's cash management policy prohibits cash and cash equivalents over $100,000,000 to be maintained at any one bank.

At December 31, 2011, the Corporation had $26,022,000 in cash and short-term investments that are considered cash equivalents, of which $12,652,000 was deposited in bank time deposit accounts. At December 31, 2010, cash and cash equivalents were $70,323,000, of which $33,037,000 was deposited in bank time deposit accounts and $30,185,000 was invested in money market mutual funds. The remaining balance of cash and cash equivalents represent deposits in transit to the Corporation's lockbox accounts and deposits held at local banks.

In connection with its guarantee of an affiliate (see Note N), the Corporation is required to maintain funds in depository accounts at Fifth Third Bank ("Fifth Third") in an amount greater than or equal to $5,000,000. Of the Corporation's cash and cash equivalents at December 31, 2011, $5,014,000 was on deposit at Fifth Third.

Customer Receivables.     Customer receivables are stated at cost. The Corporation does not charge interest on customer accounts receivable. The Corporation records an allowance for doubtful accounts, which includes a provision for probable losses based on historical write offs and a specific reserve for accounts greater than $50,000 deemed at risk. The Corporation writes off customer receivables as bad debt expense when it becomes apparent based upon customer facts and circumstances that such amounts will not be collected.

Inventories Valuation.     Inventories are stated at the lower of cost or market. Cost for finished products and in process inventories is determined by the first-in, first-out method. The Corporation records an allowance for finished product inventories in excess of sales for a twelve-month period, as measured by historical sales. The Corporation also establishes an allowance for expendable parts over five years old and supplies over one year old.

Post-production stripping costs, which represent costs of removing overburden and waste materials to access mineral deposits, are recorded as a component of inventory and recognized in cost of sales in the same period as the revenue from the sale of the inventory.

Properties and Depreciation.    Property, plant and equipment are stated at cost. The estimated service lives for property, plant and equipment are as follows:

Class of Assets	Range of Service Lives

Buildings	4 to 50 years

Machinery & Equipment	2 to 35 years

Land Improvements	4 to 30 years

The Corporation begins capitalizing quarry development costs at a point when reserves are determined to be proven or probable, economically mineable and when demand supports investment in the market. Capitalization of these costs ceases when production commences. Quarry development costs are classified as land improvements.

The Corporation reviews relevant facts and circumstances to determine whether to capitalize or expense pre-production stripping costs when additional pits are developed within an existing quarry. If the additional pit operates in a separate and distinct area of the quarry, these costs are capitalized as quarry development costs and depreciated over the life of the uncovered reserves. Additionally, a separate asset retirement obligation is created for additional pits when the liability is incurred. Once a pit enters the production phase, all post-production stripping costs are expensed as incurred as periodic inventory production costs.

Mineral reserves and mineral interests, when acquired in connection with a business combination, are valued using an income approach over the life of the proven and probable reserves.

Depreciation is computed over estimated service lives, principally by the straight-line method. Depletion of mineral deposits is calculated over proven and probable reserves by the units-of-production method on a quarry-by-quarry basis.

Property, plant and equipment are reviewed for impairment whenever facts and circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss is recognized if expected future undiscounted cash flows of the related asset are less than its carrying value.

Repair and Maintenance Costs.    Repair and maintenance costs that do not substantially extend the life of the Corporation's plant and equipment are expensed as incurred.

Goodwill and Intangible Assets.    Goodwill represents the excess purchase price paid for acquired businesses over the estimated fair value of identifiable assets and liabilities. The carrying value of goodwill is reviewed annually, as of October 1, for impairment. An interim review is performed between annual tests if facts or circumstances indicate potential impairment. If an impairment review indicates that the carrying value is impaired, a charge is recorded.

The Corporation's reporting units, which represent the level at which goodwill is tested for impairment, are based on its geographic regions. Goodwill is allocated to the reporting units based on the location of acquisitions and divestitures at the time of consummation.

Other intangibles represent amounts assigned principally to contractual agreements and are amortized ratably over periods based on related contractual terms. The carrying value of other intangibles is reviewed if facts and circumstances indicate potential impairment. If this review determines that the carrying value is impaired, a charge is recorded.

Derivatives.    From time to time, the Corporation holds derivative instruments to manage the exposure of interest rate risk on its long-term debt. When held, the Corporation records derivative instruments at fair value on its consolidated balance sheet. At December 31, 2011 and 2010, the Corporation did not hold any derivative instruments.

Retirement Plans and Postretirement Benefits.    The Corporation sponsors defined benefit retirement plans and also provides other postretirement benefits. The Corporation recognizes the funded status, defined as the difference between the fair value of plan assets and the benefit obligation, of its pension plans and other postretirement benefits as an asset or liability on the consolidated balance sheets, with a corresponding adjustment to accumulated other comprehensive earnings or loss, net of tax. Actuarial gains or losses that arise during the year are not recognized as net periodic benefit cost in the same year, but rather are recognized as a component of accumulated other comprehensive earnings or loss. Those amounts are amortized over the participants' average remaining service period and recognized as a component of net periodic benefit cost.

Stock-Based Compensation. The Corporation has stock-based compensation plans for employees and directors. The Corporation recognizes all forms of stock-based payments to employees, including stock options, as compensation expense. The compensation expense is the fair value of the awards at the measurement date and is recognized over the requisite service period.

The Corporation uses the accelerated expense recognition method for stock options. The accelerated recognition method requires stock options that vest ratably to be divided into tranches. The expense for each tranche is allocated to its particular vesting period.

The Corporation expenses the fair value of restricted stock awards, incentive compensation awards and directors' fees paid in the form of common stock based on the closing price of the Corporation's common stock on the awards' respective grant dates.

The Corporation uses the lattice valuation model to determine the fair value of stock option awards. The lattice valuation model takes into account employees' exercise patterns based on changes in the Corporation's stock price and other variables. The period of time for which options are expected to be outstanding, or expected term of the option, is a derived output of the lattice valuation model. The Corporation considers the following factors when estimating the expected term of options: vesting period of the award, expected volatility of the underlying stock, employees' ages and external data. Other key assumptions used in determining the fair value of the stock options awarded in 2011, 2010 and 2009 were:

	2011	2010	2009
Risk-free interest rate	2.82%	2.97%	3.31%
Dividend yield	1.90%	1.80%	1.70%
Volatility factor	36.70%	37.30%	36.90%
Expected term	7.2 years	7.2 years	7.1 years

Based on these assumptions, the weighted-average fair value of each stock option granted was $29.94, $33.95 and $28.72 for 2011, 2010 and 2009, respectively.

The risk-free interest rate reflects the interest rate on zero-coupon U.S. government bonds available at the time each option was granted having a remaining life approximately equal to the option's expected life. The dividend yield represents the dividend rate expected to be paid over the option's expected life. The Corporation's volatility factor measures the amount by which its stock price is expected to fluctuate during the expected life of the option and is based on historical stock price changes. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Corporation estimates forfeitures and will ultimately recognize compensation cost only for those stock-based awards that vest.

The Corporation recognizes income tax benefits received on dividends or dividend equivalents of unvested stock-based payments as an increase to additional paid-in capital and includes them in the pool of excess tax benefits.

Environmental Matters. The Corporation records a liability for an asset retirement obligation at fair value in the period in which it is incurred. The asset retirement obligation is recorded at the acquisition date of a long-lived tangible asset if the fair value can be reasonably estimated. A corresponding amount is capitalized as part of the asset's carrying amount. The estimate of fair value is affected by management's assumptions regarding the scope of the work required, inflation rates and quarry closure dates.

Further, the Corporation records an accrual for other environmental remediation liabilities in the period in which it is probable that a liability has been incurred and the appropriate amounts can be estimated reasonably. Such accruals are adjusted as further information develops or circumstances change. These costs are not discounted to their present value or offset for potential insurance or other claims or potential gains from future alternative uses for a site.

Income Taxes.    Deferred income tax assets and liabilities on the consolidated balance sheets reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, net of valuation allowances.

Uncertain Tax Positions.    The Corporation recognizes a tax benefit when it is more-likely-than-not, based on the technical merits, that the position would be sustained upon examination by a taxing authority. The amount to be recognized is measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information.

The Corporation records interest accrued in relation to unrecognized tax benefits as income tax expense. Penalties, if incurred, are recorded as operating expenses in the consolidated statements of earnings. At December 31, 2011 and 2010, total interest, net of tax, included in income tax expense in the consolidated statements of earnings was $305,000 and $1,327,000, respectively. At December 31, 2011, accrued interest of $220,000, net of tax benefits of $144,000, was recorded as a noncurrent liability on the Corporation's consolidated balance sheet; and accrued interest of $54,000, net of tax benefits of $35,000, was recorded as a current liability. At December 31, 2010, accrued interest of $327,000, net of tax benefits of $214,000, was recorded as a noncurrent liability on the Corporation's consolidated balance sheet.

Sales Taxes.    Sales taxes collected from customers are recorded as liabilities until remitted to taxing authorities and therefore are not reflected in the consolidated statements of earnings.

Research and Development Costs.    Research and development costs are charged to operations as incurred.

Start-Up Costs.    Noncapital start-up costs for new facilities and products are charged to operations as incurred.

Consolidated Comprehensive Earnings and Accumulated Other Comprehensive Loss.    Consolidated comprehensive earnings for the Corporation consist of consolidated net earnings; adjustments for the funded status of pension and postretirement benefit plans; foreign currency translation adjustments; and the amortization of the value of terminated forward starting interest swap agreements into interest expense.

The components of accumulated other comprehensive loss are as follows:

December 31 (add 000)	2011	2010	2009
Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$(84,204)	$(54,245)	$(74,214)
Foreign currency translation gains	5,076	5,929	5,017
Unamortized value of terminated forward starting interest rate swap agreements	(4,762)	(5,344)	(5,887)

Accumulated other comprehensive loss	$(83,890)	$(53,660)	$(75,084)

The components of accumulated other comprehensive loss are net of cumulative noncurrent deferred tax assets as follows:

December 31 (add 000)	2011	2010	2009
Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$55,161	$39,501	$48,601
Unamortized value of terminated forward starting interest rate swap agreements	3,116	3,497	3,852

Cumulative noncurrent deferred tax assets	$58,277	$42,998	$52,453

Earnings Per Common Share.    The Corporation computes earnings per share ("EPS") pursuant to the two-class method. The two-class method determines earnings per share for each class of common stock and participating securities according to dividends or dividend equivalents and their respective participation rights in undistributed earnings. The Corporation pays nonforfeitable dividend equivalents during the vesting period on its restricted stock awards and incentive stock awards, which results in these being considered participating securities.

The numerator for basic and diluted earnings per common share is net earnings attributable to Martin Marietta Materials, Inc., reduced by dividends and undistributed earnings attributable to the Corporation's unvested restricted stock awards and incentive stock awards. The denominator for basic earnings per common share is the weighted-average number of common shares outstanding during the period. Diluted earnings per common share are computed assuming that the weighted-average number of common shares is increased by the conversion, using the treasury stock method, of awards to be issued to employees and nonemployee members of the Corporation's Board of Directors under certain stock-based compensation arrangements if the conversion is dilutive. The diluted per-share computations reflect a change in the number of common shares outstanding (the denominator) to include the number of additional shares that would have been outstanding if the potentially dilutive common shares had been issued.

The following table reconciles the numerator and denominator for basic and diluted earnings per common share:

years ended December 31 (add 000)	2011	2010	2009
Net earnings from continuing operations attributable to Martin Marietta Materials, Inc.	$78,422	$97,174	$81,943
Less: Distributed and undistributed earnings attributable to unvested awards	(657)	(993)	(1,048)

Basic and diluted net earnings available to common shareholders from continuing operations attributable to Martin Marietta Materials, Inc.	77,765	96,181	80,895
Basic and diluted net earnings (loss) available to common shareholders from discontinued operations	3,957	(162)	3,516

Basic and diluted net earnings available to common shareholders attributable to Martin Marietta Materials, Inc.	$81,722	$96,019	$84,411

Basic weighted-average common shares outstanding	45,652	45,485	44,000
Effect of dilutive employee and director awards	141	174	190

Diluted weighted-average common shares outstanding	45,793	45,659	44,190

Accounting Changes.    Effective October 1, 2011, the Corporation early adopted, as permitted, accounting guidance related to annual goodwill impairment testing. The guidance gives the Corporation the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount. If the Corporation concludes that this is the case for a reporting unit, it would proceed to calculating the fair value for that reporting unit. Otherwise, the Corporation would not be required to perform any further goodwill impairment testing for that reporting unit.

Effective January 1, 2012, the Corporation will discontinue the presentation of consolidated comprehensive earnings in the consolidated statements of total equity and will present net earnings and consolidated comprehensive earnings in two separate consecutive financial statements. Reclassification adjustments may be required for items that are included in both net earnings and comprehensive earnings. The requirement for separate disclosure of these reclassifications in the statements of earnings has been deferred to a date not yet specified by the Financial Accounting Standards Board (the "FASB"). This accounting change will not affect the Corporation's financial position or results of operations.

Goodwill And Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets [Abstract]
Goodwill And Intangible Assets

Note B: Goodwill and Intangible Assets

The following table shows the changes in goodwill, all of which relate to the Aggregates business, by reportable segment and in total:

years ended December 31	Mideast Group	Southeast Group	West Group	Total

(add 000)	2011

Balance at beginning of period	$122,052	$105,870	$398,605	$626,527
Acquisitions	---	---	23,941	23,941
Amounts allocated to divestitures	---	(33,797)	---	(33,797)

Balance at end of period	$122,052	$72,073	$422,546	$616,671

	2010

Balance at beginning of period	$119,749	$105,870	$398,605	$624,224
Acquisitions	2,303	---	---	2,303

Balance at end of period	$122,052	$105,870	$398,605	$626,527

In 2011, the Corporation closed three aggregates-related acquisitions for which it recognized $23,941,000 of goodwill. Additionally, in 2011, the Corporation divested of its River District operations as part of an asset exchange. Goodwill of $33,797,000 associated with this divestiture was written off.

Intangible assets subject to amortization consist of the following:

December 31	Gross Amount	Accumulated Amortization	Net Balance
(add 000)	2011
Noncompetition agreements	$6,984	$(5,447)	$1,537
Customer relationships	20,160	(2,070)	18,090
Use rights and other	15,865	(5,307)	10,558
Total	$43,009	$(12,824)	$30,185

	2010
Noncompetition agreements	$9,850	$(7,485)	$2,365
Customer relationships	3,550	(1,347)	2,203
Use rights and other	9,105	(5,490)	3,615
Total	$22,505	$(14,322)	$8,183

Intangible assets deemed to have an indefinite life and not being amortized consist of the following:

December 31	Aggregates Business	Specialty Products	Total
(add 000)	2011
Use rights	$21,383	$--	$21,383
Trade name	--	2,565	2,565
Total	$21,383	$2,565	$23,948

	2010
Use rights	$6,800	$--	$6,800
Trade name	--	2,565	2,565
Total	$6,800	$2,565	$9,365

During 2011 and 2010, the Corporation acquired $38,783,000 and $7,166,000, respectively, of other intangibles for its Aggregates business, consisting of the following:

	Amount	Weighted-average amortization period
(add 000)	2011
Subject to amortization:
Noncompetition agreements	$180	7.0 years
Customer relationships	16,610	11.6 years
Use rights and other	7,410	19.5 years
	24,200	14.0 years

Not subject to amortization:
Use rights	14,583	N/A
Total	$38,783

	2010
Subject to amortization:
Noncompetition agreements	$566	9.2 years
Not subject to amortization:
Use rights	6,600	N/A
Total	$7,166

Total amortization expense for intangible assets for the years ended December 31, 2011, 2010 and 2009 was $1,812,000, $1,453,000 and $1,711,000, respectively.

The estimated amortization expense for intangible assets for each of the next five years and thereafter is as follows:

(add 000)
2012	$3,623
2013	3,539
2014	3,245
2015	2,606
2016	2,370
Thereafter	14,802
Total	$30,185

Business Combinations And Discontinued Operations	12 Months Ended
Dec. 31, 2011
Business Combinations And Discontinued Operations [Abstract]
Business Combinations and Discontinued Operations

Note C: Business Combinations and Discontinued Operations

Business Combinations. The Corporation completed several acquisitions in 2011, 2010 and 2009 that are not financially material business combinations. In 2011, the Corporation paid $91,569,000 for acquisitions in the metropolitan Denver, Colorado region and San Antonio, Texas. These acquisitions included aggregates quarry sites and downstream ready mixed concrete, asphalt and road paving businesses. In 2010, the Corporation paid $43,299,000 for an aggregates distribution facility at Port Canaveral, Florida and a sand and gravel business near Charlotte, North Carolina. In 2009, the Corporation paid $49,593,000 for acquisitions, including aggregates quarry sites in Nebraska, Wyoming and Utah.

Divestitures and Permanent Closures. Divestitures and permanent closures of underperforming operations of the Aggregates business represent discontinued operations, and, therefore, the results of their operations through the dates of disposal and any gain or loss on disposals are included in discontinued operations in the consolidated statements of earnings. The results of operations for divestitures do not include Corporate overhead that was allocated during the periods the Corporation owned these operations.

Discontinued operations, which include the River District operations divested in 2011, consist of the following:

years ended December 31
(add 000)	2011	2010	2009
Net sales	$64,567	$75,414	$78,741

Pretax (loss) gain on operations	$(3,821)	$(1,733)	$5,126
Pretax gain (loss) on disposals	9,986	(4)	(17)
Pretax gain (loss)	6,165	(1,737)	5,109
Income tax expense (benefit)	2,208	(1,575)	1,593
Net earnings (loss)	$3,957	$(162)	$3,516

Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

Note D: Accounts Receivable, Net

December 31
(add 000)	2011	2010
Customer receivables	$197,611	$184,857
Other current receivables	11,432	2,082
	209,043	186,939
Less allowances	(5,295)	(3,578)
Total	$203,748	$183,361

Inventories, Net	12 Months Ended
Dec. 31, 2011
Inventories, Net [Abstract]
Inventories, Net

Note E: Inventories, Net

December 31
(add 000)	2011	2010
Finished products	$350,685	$358,138
Products in process and raw materials	11,116	13,842
Supplies and expendable parts	53,287	46,958
	415,088	418,938
Less allowances	(92,481)	(87,044)
Total	$322,607	$331,894

Property, Plant And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment, Net [Abstract]
Property, Plant And Equipment, Net

Note F: Property, Plant and Equipment, Net

December 31
(add 000)	2011	2010
Land and land improvements	$620,940	$594,866
Mineral reserves and interests	421,820	351,543
Buildings	111,796	108,266
Machinery and equipment	2,407,045	2,420,759
Construction in progress	127,091	92,841
	3,688,692	3,568,275
Less allowances for depreciation, depletion and amortization	(1,914,401)	(1,880,445)
Total	$1,774,291	$1,687,830

At December 31, 2011 and 2010, the net carrying value of mineral reserves and interests was $353,819,000 and $285,729,000, respectively.

Depreciation, depletion and amortization expense related to property, plant and equipment was $169,974,000, $178,426,000 and $176,050,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Interest cost of $1,816,000, $2,129,000 and $1,010,000 was capitalized during 2011, 2010 and 2009, respectively.

At December 31, 2011 and 2010, $72,181,000 and $73,883,000, respectively, of the Aggregate business' net fixed assets were located in foreign countries, namely the Bahamas and Canada.

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt

Note G: Long-Term Debt

December 31
(add 000)	2011	2010
6.875% Notes, due 2011	$--	$242,129
6.6% Senior Notes, due 2018	298,476	298,288
7% Debentures, due 2025	124,417	124,393
6.25% Senior Notes, due 2037	247,915	247,882
Term Loan Facility, due 2015, interest rate of 2.20% at December 31, 2011	250,000	--
Term Loan, due 2012, interest rate of 3.29% at December 31, 2010	--	111,750
Revolving Facility, interest rate of 2.64% at December 31, 2011	35,000	--
AR Credit Facility, interest rate of 1.66% at December 31, 2011	100,000	--
Other notes	4,276	6,317
Total	1,060,084	1,030,759
Less current maturities	(7,182)	(248,714)
Long-term debt	$1,052,902	$782,045

On March 31, 2011, the Corporation entered into a Credit Agreement with JPMorgan Chase Bank, N.A., as Administrative Agent, Wells Fargo Bank, N.A., Branch Banking and Trust Company, SunTrust Bank, and Bank of America, N.A., as Co-Syndication Agents, and the lenders party thereto (the "Credit Agreement"), consisting of a $250,000,000 senior unsecured term loan (the "Term Loan Facility") and a $350,000,000 four-year senior unsecured revolving facility (the "Revolving Facility", and together with the Term Loan Facility, the "Senior Unsecured Credit Facilities"). The Senior Unsecured Credit Facilities are syndicated with the following banks:

(add 000) Lender	Revolving Facility Commitment	Term Loan Facility Commitment
JPMorgan Chase Bank, N.A.	$46,667	$33,333
Wells Fargo Bank, N.A.	46,667	33,333
SunTrust Bank	46,667	33,333
Branch Banking and Trust Company	46,667	33,333
Bank of America, N.A.	46,667	33,333
Citibank, N.A.	29,167	20,833
Deutsche Bank AG New York Branch	29,167	20,833
The Northern Trust Company	29,167	20,833
Comerica Bank	14,582	10,418
Regions Bank	14,582	10,418

Total	$350,000	$250,000

Borrowings under the Senior Unsecured Credit Facilities bear interest, at the Corporation's option, at rates based upon LIBOR or a base rate, plus, for each rate, a margin determined in accordance with a ratings-based pricing grid. The base rate is defined as the highest of (i) JPMorgan Chase Bank N.A.'s prime lending rate, (ii) the federal funds rate plus 0.5% and (iii) one-month LIBOR plus 1%.

The Revolving Facility expires on March 31, 2015, with any outstanding principal amounts, together with interest accrued thereon, due in full on that date.

On March 31, 2011, the Corporation borrowed $250,000,000 under the Term Loan Facility, a portion of which was used to prepay the $111,750,000 Term Loan due 2012. The Corporation is required to make annual principal payments of $5,000,000, with the remaining outstanding principal, together with interest accrued thereon, due in full on March 31, 2015.

On March 31, 2011, the Corporation entered into the Second Amendment to Account Purchase Agreement with Wells Fargo Bank, N.A., which amended its $100,000,000 secured accounts receivable credit facility (the "AR Credit Facility"). As amended, borrowings under the AR Credit Facility bear interest at a rate equal to the one-month LIBOR plus 1.35%. Borrowings under the AR Credit Facility are limited based on the balance of the Corporation's accounts receivable; however, this limitation is not expected to reduce the availability below the $100,000,000 facility maximum. The AR Credit Facility matures on April 20, 2012.

On April 1, 2011, the Corporation borrowed $100,000,000 under the AR Credit Facility, which in addition to proceeds from the Term Loan Facility, was used to repay $242,140,000 of 6.875% Notes that matured on that date. At December 31, 2011, outstanding borrowings of $100,000,000 were classified as long-term on the consolidated balance sheet as the Corporation has the ability and intent to refinance its AR Credit Facility with borrowings that mature in more than twelve months. Currently, the Corporation is in negotiations with its lender to renew the AR Credit Facility for successive one-year terms through 2015. Furthermore, the Corporation has capacity under its Revolving Facility to refinance this debt if the AR Credit Facility cannot be renewed.

On January 23, 2012, the Corporation repurchased $20,000,000 par value of its outstanding 6.25% Senior Notes due 2037 at 90.75. This repurchase was financed with borrowings of $18,200,000 under the Corporation's Revolving Facility, which are due March 31, 2015.

In 2010, the Corporation repaid $217,590,000 of floating rate senior notes through the use of cash.

The Corporation's 6.6% Senior Notes due 2018 and 6.25% Senior Notes due 2037 (collectively, the "Senior Notes") are senior unsecured obligations of the Corporation, ranking equal in right of payment with the Corporation's existing and future unsubordinated indebtedness. Upon a change of control repurchase event and a below investment grade credit rating, the Corporation will be required to make an offer to repurchase all outstanding Senior Notes at a price in cash equal to 101% of the principal amount of the Senior Notes, plus any accrued and unpaid interest to, but not including, the purchase date.

All Debentures and Senior Notes are carried net of original issue discount, which is being amortized by the effective interest method over the life of the issue. Senior Notes are redeemable prior to their respective maturity dates. The principal amount, effective interest rate and maturity date for the Corporation's Debentures and Senior Notes are as follows:

	Principal Amount (add 000)	Effective Interest Rate	Maturity Date
6.6% Senior Notes	$300,000	6.81%	April 15, 2018
7% Debentures	$125,000	7.12%	December 1, 2025
6.25% Senior Notes	$250,000	6.45%	May 1, 2037

The Corporation's Credit Agreement and AR Credit Facility, as amended, require the Corporation's ratio of consolidated debt to consolidated earnings before interest, taxes, depreciation, depletion and amortization (EBITDA), as defined, for the trailing twelve months (the "Ratio") to not exceed 3.50x as of the end of any fiscal quarter, provided that the Corporation may exclude from the Ratio debt incurred in connection with certain acquisitions for a period of 180 days so long as the Corporation maintains specified ratings on its long-term unsecured debt and the Ratio calculated without such exclusion does not exceed 3.75x. Additionally, if no amounts are outstanding under both the Revolving Facility and the AR Credit Facility, consolidated debt, including debt guaranteed by the Corporation, may be reduced by the Corporation's unrestricted cash and cash equivalents in excess of $50,000,000, such reduction not to exceed $200,000,000, for purposes of the covenant calculation.The Corporation was in compliance with the Ratio at December 31, 2011.

Effective February 24, 2012, the Corporation amended the Ratio to ensure that the impact of business development costs for the proposed business combination with Vulcan Materials Company ("Vulcan") (See Note R) and the seasonal working capital requirements for the newly-acquired Colorado operations do not impair liquidity available under the Corporation's Credit Agreement and AR Credit Facility. The amendment temporarily increases the maximum Ratio to 3.95x at March 31, 2012 and June 30, 2012, stepping down to 3.75x at September 30, 2012. The Ratio returns to the pre-amendment maximum of 3.50x for the December 31, 2012 calculation date. The amendment also allows the Corporation to exclude from the Ratio at March 31, 2012 and June 30, 2012 debt associated with the newly-acquired Colorado operations, which was allowed only through the March 31, 2012 calculation date prior to the amendment.

Available borrowings under the Revolving Facility are reduced by any outstanding letters of credit issued by the Corporation under the Revolving Facility. At December 31, 2011 and 2010, the Corporation had $1,963,000 of outstanding letters of credit issued under the Revolving Facility. The Corporation paid an upfront loan commitment fee to the bank group that is being amortized over the life of the Revolving Facility. Unused fees are paid on undrawn revolving balances.

The Corporation has a $10,000,000 short-term line of credit. No amounts were outstanding under this line of credit at December 31, 2011 or 2010.

The Corporation's long-term debt maturities for the five years following December 31, 2011, and thereafter are:

(add 000)
2012	$7,182
2013	6,181
2014	5,229
2015	370,207
2016	109
Thereafter	671,176
Total	$1,060,084

Accumulated other comprehensive loss includes the unamortized value of terminated forward starting interest rate swap agreements. For the years ended December 31, 2011 and 2010, the Corporation recognized $963,000 and $898,000, respectively, as additional interest expense. The ongoing amortization of the terminated value of the forward starting interest rate swap agreements will increase annual interest expense by approximately $1,000,000 until the maturity of the 6.6% Senior Notes in 2018.

Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments

Note H: Financial Instruments

The Corporation's financial instruments include temporary cash investments, accounts receivable, notes receivable, bank overdraft, publicly registered long-term notes and debentures and other long-term debt.

Temporary cash investments are placed primarily in money market funds, money market demand deposit accounts and Eurodollar time deposits with the following financial institutions: Bank of America, N.A., Branch Banking and Trust Company, JPMorgan Chase Bank, N.A., Regions Bank, Fifth Third and Wells Fargo Bank, N.A. The Corporation's cash equivalents have maturities of less than three months. Due to the short maturity of these investments, they are carried on the consolidated balance sheets at cost, which approximates fair value.

Customer receivables are due from a large number of customers, primarily in the construction industry, and are dispersed across wide geographic and economic regions. However, customer receivables are more heavily concentrated in certain states (see Note A). The estimated fair values of customer receivables approximate their carrying amounts.

Notes receivable are primarily related to divestitures and are not publicly traded. However, using current market interest rates, but excluding adjustments for credit worthiness, if any, management estimates that the fair value of notes receivable approximates its carrying amount.

The bank overdraft represents the float of outstanding checks. The estimated fair value of the bank overdraft approximates its carrying value.

The carrying values and fair values of the Corporation's long-term debt were $1,060,084,000 and $1,087,726,000, respectively, at December 31, 2011 and $1,030,759,000 and $1,051,704,000, respectively, at December 31, 2010. The estimated fair value of the Corporation's publicly registered long-term debt was estimated based on level 1 of the fair value hierarchy, quoted market prices. The estimated fair values of other borrowings approximate its carrying amounts.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

Note I: Income Taxes

The components of the Corporation's tax expense (benefit) on income from continuing operations are as follows:

years ended December 31
(add 000)	2011	2010	2009
Federal income taxes:
Current	$15,967	$10,539	$15,879
Deferred	4,080	14,779	5,150
Total federal income taxes	20,047	25,318	21,029
State income taxes:
Current	2,827	1,988	3,646
Deferred	(882)	3,429	1,079
Total state income taxes	1,945	5,417	4,725
Foreign income taxes:
Current	(1,006)	(260)	528
Deferred	--	443	(308)
Total foreign income taxes	(1,006)	183	220
Total taxes on income	$20,986	$30,918	$25,974

For the year ended December 31, 2011, the realized tax benefit for stock-based compensation transactions was less than the amounts estimated during the vesting periods. As a result, the Corporation reduced its pool of excess tax benefits by $966,000. For the years ended December 31, 2010 and 2009, excess tax benefits attributable to stock-based compensation transactions that were recorded to shareholders' equity amounted to $1,291,000 and $555,000, respectively.

For the years ended December 31, 2011, 2010 and 2009, foreign pretax loss was $12,897,000, $2,410,000 and $725,000, respectively. In 2011, the current foreign tax benefit included refunds for the double taxation resulting from the audit of the Corporation's wholly-owned Canadian subsidiary. Any tax effect of currency translations included in foreign taxes was immaterial.

The Corporation's effective income tax rate on continuing operations varied from the statutory United States income tax rate because of the following permanent tax differences:

years ended December 31	2011	2010	2009
Statutory tax rate	35.0%	35.0%	35.0%
Increase (reduction) resulting from:
Effect of statutory depletion	(17.5)	(12.8)	(14.1)
State income taxes	1.3	2.7	2.8
Foreign taxes	3.4	0.6	0.2
Domestic production deduction	(1.6)	(1.6)	(0.8)
Medicare subsidy	0.2	1.8	(0.1)
Other items	0.1	(1.9)	0.5

Effective income tax rate	20.9%	23.8%	23.5%

For income tax purposes, the statutory depletion deduction is calculated as a percentage of sales, subject to certain limitations. Due to these limitations, changes in sales volumes and earnings may not proportionately affect the Corporation's effective income tax rate on continuing operations.

The increased impact of foreign taxes on the effective income tax rate was primarily due to foreign losses for which no tax benefit was recognized. The Corporation increased its valuation allowance attributable to net operating loss carry forwards of its wholly-owned Canadian subsidiary by $2,680,000 in 2011. In addition, no deferred tax asset was recognized on the loss of the Corporation's wholly-owned Bahamas subsidiary since the tax benefit would result in a deferred tax asset that would not reverse in the foreseeable future.

The Corporation receives a tax deduction related to income from domestic (i.e., United States) production activities. The deduction was equal to 6 percent for 2009 and reached 9 percent, the fully phased in deduction amount, beginning in 2010. The production deduction benefit reduced income tax expense and increased net earnings by $2,035,000, or $0.04 per diluted share, in 2011, $1,696,000, or $0.04 per diluted share, in 2010 and $611,000, or $0.01 per diluted share, in 2009.

On March 23, 2010, the Patient Protection and Affordable Care Act ("PPACA") was signed into law. Among other things, PPACA reduces the tax benefits available to an employer that receives the Medicare Part D subsidy. Employers that receive the Medicare Part D subsidy recognize the deferred tax effects of the reduced deductibility of the postretirement prescription drug coverage in continuing operations as a discrete event in the period of enactment. The overall effective income tax rates for the years ended December 31, 2011 and 2010 include the effect to the Corporation of PPACA.

During 2011 and 2010, several states in which the Corporation operates enacted changes to tax rates which were determined to be immaterial to the overall effective income tax rate.

The principal components of the Corporation's deferred tax assets and liabilities are as follows:

December 31	Deferred Assets (Liabilities)
(add 000)	2011	2010
Deferred tax assets related to:
Employee benefits	$37,903	$44,517
Inventories	60,462	59,612
Valuation and other reserves	14,882	8,636
Net operating loss carryforwards	10,835	6,970

Gross deferred tax assets	124,082	119,735
Valuation allowance on deferred tax assets	(9,402)	(7,119)

Total net deferred tax assets	114,680	112,616

Deferred tax liabilities related to:
Property, plant and equipment	(258,433)	(235,674)
Goodwill and other intangibles	(54,782)	(61,318)
Other items, net	(1,132)	(3,940)

Total deferred tax liabilities	(314,347)	(300,932)

Net deferred tax liability	$(199,667)	$(188,316)

Additionally, the Corporation had net deferred tax assets of $58,277,000 and $42,998,000 for certain items recorded in accumulated other comprehensive loss at December 31, 2011 and 2010, respectively.

The Corporation's deferred tax assets and (liabilities) are recognized on the consolidated balance sheets as follows:

December 31
(add 000)	2011	2010
Current deferred income tax benefits	$80,674	$83,380
Noncurrent deferred income taxes	(222,064)	(228,698)

Net deferred income taxes	$(141,390)	$(145,318)

Deferred tax assets for employee benefits result from the temporary differences between the deductions for pension and postretirement obligations and stock-based compensation transactions. For financial reporting purposes, such amounts are expensed based on authoritative accounting guidance. For income tax purposes, amounts related to pension and postretirement obligations are deductible as funded. Amounts related to stock-based compensation transactions are deductible for income tax purposes upon vesting or exercise of the underlying award. A deferred tax asset is carried on stock options that had exercise prices that exceeded the Corporation's stock price at December 31, 2011. Upon expiration of these options, the deferred tax assets reduce the pool of excess tax benefits to the extent available and any excess is expensed.

Deferred tax liabilities for property, plant and equipment result from accelerated depreciation methods being used for income tax purposes as compared with the straight-line method for financial reporting purposes.

Deferred tax liabilities related to goodwill and other intangibles reflect the cessation of goodwill amortization for financial reporting purposes, while amortization continues for income tax purposes.

The Corporation had domestic and foreign net operating loss carryforwards of $140,738,000 and $126,738,000 at December 31, 2011 and 2010, respectively. These carryforwards have various expiration dates through 2031. At December 31, 2011 and 2010, respectively, the deferred tax assets associated with these carryforwards were $10,835,000 and $6,970,000, for which valuation allowances of $8,846,000 and $6,329,000, respectively, were recorded. The Corporation also had domestic and foreign tax credit carryforwards of $3,761,000 and $3,964,000 at December 31, 2011 and 2010, respectively, for which valuation allowances were recorded in the amount of $556,000 and $790,000 at December 31, 2011 and 2010, respectively. The domestic and foreign tax credits have various expiration dates through 2018 and 2030, respectively.

The Corporation provides deferred taxes, as required, on the undistributed net earnings of all non-U.S. subsidiaries for which the indefinite reversal criterion has not been met. The Corporation had a deferred tax liability of $52,000 at December 31, 2010 related to its wholly-owned Bahamas subsidiary. The Corporation expects to reinvest permanently the earnings from its wholly-owned Canadian subsidiary and accordingly, has not provided deferred taxes on the subsidiary's undistributed net earnings. The determination of the unrecognized deferred tax liability for temporary differences related to the investment in the wholly-owned Canadian subsidiary is not practicable due to the complexities associated with the calculation of a hypothetical tax liability payable upon the repatriation of earnings.

The Corporation's unrecognized tax benefits are recorded in other current and other noncurrent liabilities, as appropriate, on the consolidated balance sheets. The following table summarizes the Corporation's unrecognized tax benefits, excluding interest and correlative effects:

years ended December 31 (add 000)	2011	2010	2009
Unrecognized tax benefits at beginning of year	$11,011	$16,722	$15,482
Gross increases – tax positions in prior years	1,217	19,619	2,072
Gross decreases – tax positions in prior years	(1,510)	(3,258)	(1,694)
Gross increases – tax positions in current year	6,274	6,462	6,312
Gross decreases – tax positions in current year	(4,625)	(5,135)	(5,393)
Settlements with taxing authorities	(3,079)	(12,573)	(57)
Lapse of statute of limitations	--	(10,826)	--

Unrecognized tax benefits at end of year	$9,288	$11,011	$16,722

At December 31, 2011 and 2010, unrecognized tax benefits of $4,915,000 and $4,892,000, respectively, net of federal tax benefits and related to interest accruals and permanent income tax differences, would have favorably affected the Corporation's effective income tax rate if recognized.

The Corporation's open tax years that are subject to federal examination are 2008 through 2011. The Corporation does not anticipate that its unrecognized tax benefits will significantly change during the twelve months ending December 31, 2012.

Unrecognized tax benefits are reversed as a discrete event if an examination of applicable tax returns is not begun by a federal or state tax authority within the statute of limitations or upon effective settlement with federal or state tax authorities. Management believes its accrual for unrecognized tax benefits is sufficient to cover uncertain tax positions reviewed during audits by taxing authorities. For the year ended December 31, 2011, $3,010,000, or $0.07 per diluted share, was reversed into income upon the favorable effective settlement of the Internal Revenue Service audit for the 2008 tax year. For the year ended December 31, 2010, $5,571,000, or $0.12 per diluted share, was reversed into income upon the effective settlement of issues related to the 2004 and 2005 tax years, the effective settlement of the Internal Revenue Service audit for the 2007 tax year and the expiration of the statute of limitations for federal examination of the 2006 tax year.

Retirement Plans, Postretirement And Postemployment Benefits	12 Months Ended
Dec. 31, 2011
Retirement Plans, Postretirement And Postemployment Benefits [Abstract]
Retirement Plans, Postretirement And Postemployment Benefits

Note J: Retirement Plans, Postretirement and Postemployment Benefits

The Corporation sponsors defined benefit retirement plans that cover substantially all employees. Additionally, the Corporation provides other postretirement benefits for certain employees, including medical benefits for retirees and their spouses, Medicare Part B reimbursement and retiree life insurance. The Corporation also provides certain benefits, such as workers' compensation and disability benefits, to former or inactive employees after employment but before retirement.

The measurement date for the Corporation's defined benefit plans, postretirement benefit plans and postemployment benefit plans is December 31.

Defined Benefit Retirement Plans.    The assets of the Corporation's retirement plans are held in the Corporation's Master Retirement Trust and are invested in listed stocks, bonds, hedge funds, real estate and cash equivalents. Defined retirement benefits for salaried employees are based on each employee's years of service and average compensation for a specified period of time before retirement. Defined retirement benefits for hourly employees are generally stated amounts for specified periods of service.

The Corporation sponsors a Supplemental Excess Retirement Plan ("SERP") that generally provides for the payment of retirement benefits in excess of allowable Internal Revenue Code limits. The SERP generally provides for a lump-sum payment of vested benefits. When these benefits payments exceed the sum of the service and interest costs for the SERP during a year, the Corporation recognizes a pro-rata portion of the SERP's unrecognized actuarial loss as settlement expense.

The net periodic retirement benefit cost of defined benefit plans includes the following components:

years ended December 31

(add 000)	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$11,270	$11,056	$11,169
Interest cost	23,178	22,588	22,282
Expected return on assets	(24,493)	(21,041)	(16,271)
Amortization of:
Prior service cost	534	583	655
Actuarial loss	6,324	9,986	14,379
Transition asset	(1)	(1)	(1)
Settlement charge	375	3,455	--

Net periodic benefit cost	$17,187	$26,626	$32,213

The Corporation recognized the following amounts in comprehensive earnings:

  years ended December 31

(add 000)	2011	2010	2009
Actuarial loss (gain)	$65,334	$(10,915)	$(29,864)
Amortization of:
Prior service cost	(534)	(583)	(655)
Actuarial loss	(6,324)	(9,986)	(14,379)
Transition asset	1	1	1
Settlement charge	(375)	(3,455)	--

Total	$58,102	$(24,938)	$(44,897)

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

December 31

	2011		2010

(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service cost	$2,555	$1,545	$3,089	$1,868
Actuarial loss	156,994	94,903	98,359	59,458
Transition asset	(12)	(7)	(11)	(7)

Total	$159,537	$96,441	$101,437	$61,319

The prior service cost, actuarial loss and transition asset expected to be recognized in net periodic benefit cost during 2012 are $466,000 (net of a deferred tax asset of $184,000), $13,168,000 (net of a deferred tax asset of $5,208,000) and $1,000, respectively, and are included in accumulated other comprehensive loss at December 31, 2011.

The defined benefit plans' change in projected benefit obligation is as follows:

  years ended December 31

(add 000)	2011	2010
Change in projected benefit obligation:
Net projected benefit obligation at beginning of year	$398,638	$392,737
Service cost	11,270	11,056
Interest cost	23,178	22,588
Actuarial loss	41,971	2,017
Gross benefits paid	(17,882)	(29,760)

Net projected benefit obligation at end of year	$457,175	$398,638

The 2011 actuarial loss was primarily due to the 70-basis-point reduction in the discount rate assumption at December 31, 2011. Additionally, the Corporation updated its mortality table assumptions, which increased the projected benefit obligation at December 31, 2011. Gross benefits paid in 2011 decreased compared with 2010 due to lump-sum payments made to retired senior executives in 2010.

The Corporation's change in plan assets, funded status and amounts recognized on the Corporation's consolidated balance sheets are as follows:

  years ended December 31

(add 000)	2011	2010
Change in plan assets:
Fair value of plan assets at beginning of year	$311,688	$266,846
Actual return on plan assets, net	1,129	33,973
Employer contributions	30,215	40,629
Gross benefits paid	(17,882)	(29,760)

Fair value of plan assets at end of year	$325,150	$311,688

  December 31

(add 000)	2011	2010
Funded status of the plan at end of year	$(132,025)	$(86,950)

Accrued benefit cost	$(132,025)	$(86,950)

  December 31

(add 000)	2011	2010
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(2,320)	$(1,934)
Noncurrent liability	(129,705)	(85,016)

Net amount recognized at end of year	$(132,025)	$(86,950)

The accumulated benefit obligation for all defined benefit pension plans was $417,771,000 and $366,701,000 at December 31, 2011 and 2010, respectively.

Benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets are as follows:

  December 31

(add 000)	2011	2010
Projected benefit obligation	$456,365	$397,985
Accumulated benefit obligation	$417,179	$366,234
Fair value of plan assets	$324,485	$311,061

Weighted-average assumptions used to determine benefit obligations as of December 31 are:

	2011	2010
Discount rate	5.14%	5.84%
Rate of increase in future compensation levels	5.00%	5.00%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31 are:

	2011	2010	2009
Discount rate	5.84%	5.90%	6.11%
Rate of increase in future compensation levels	5.00%	5.00%	5.00%
Expected long-term rate of return on assets	7.75%	7.75%	7.75%

The Corporation's expected long-term rate of return on assets is based on a building-block approach, whereby the components are weighted based on the allocation of pension plan assets.

In 2011, the Corporation estimated the remaining lives of participants in the pension plans using the RP 2000 Mortality Table ("RP 2000 Mortality Table") projected to 2015 with no phased-out improvements. In 2010, the Corporation used the RP 2000 Mortality Table that included phased-out mortality improvements. The RP 2000 Mortality Table selected in 2011 includes three further years of mortality improvements compared with the 2010 table. The RP 2000 Mortality Table includes separate tables for blue-collar employees and white-collar employees. The Corporation used the blue-collar table for its hourly workforce and the white-collar table for its salaried employees.

The target allocation for 2011 and the actual pension plan asset allocation by asset class are as follows:

	Percentage of Plan Assets
		December 31
Asset Class	2011 Target Allocation	2011	2010
Equity securities	56%	57%	54%
Debt securities	34%	34%	41%
Hedge funds	5%	4%	4%
Real estate	5%	5%	--
Cash	--	--	1%

Total	100%	100%	100%

The Corporation's investment strategy is for approximately 63% of the equity securities to be invested in mid-sized to large capitalization U.S. funds with the remaining to be invested in small capitalization, emerging markets and international funds. Approximately 85% of debt securities, or fixed income investments, are invested in funds with the objective of exceeding the return of the Barclays Capital Aggregate Bond Index, with the remaining invested in high-yield funds.

The fair values of pension plan assets by asset class and fair value hierarchy level are as follows:

December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
(add 000)	2011
Equity securities:
Mid-sized to large cap	$--	$133,512	$--	$133,512
International and emerging growth funds	--	50,518	--	50,518
Debt securities:
Core fixed income	--	94,745	--	94,745
High-yield bonds	--	17,096	--	17,096
Real estate	--	15,841	--	15,841
Hedge funds	--	--	12,979	12,979
Cash	459	--	--	459
Total	$459	$311,712	$12,979	$325,150

2010
Equity securities:
Mid-sized to large cap	$--	$121,596	$--	$121,596
International and emerging growth funds	--	47,285	--	47,285
Debt securities:
Core fixed income	--	113,355	--	113,355
High-yield bonds	--	15,322	--	15,322
Hedge funds	--	--	13,453	13,453
Cash	677	--	--	677
Total	$677	$297,558	$13,453	$311,688

The change in the fair value of pension plan assets valued using significant unobservable inputs (Level 3) is as follows:

year ended December 31
(add 000)	2011	2010
Balance at January 1	$13,453	$--
Purchases	--	13,000
Unrealized (loss) gain	(474)	453
Balance at December 31	$12,979	$13,453

In 2011 and 2010, the Corporation made pension contributions and SERP payments of $30,215,000 and $40,629,000, respectively. The Corporation currently estimates that it will contribute $31,000,000 to its pension and SERP plans in 2012.

The expected benefit payments to be paid from plan assets for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2012	$20,425
2013	$20,046
2014	$21,494
2015	$23,244
2016	$24,872
Years 2017 - 2021	$147,271

Postretirement Benefits.    The net periodic postretirement benefit cost of postretirement plans includes the following components:

     years ended December 31

(add 000)	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$350	$548	$558
Interest cost	2,225	2,754	2,919
Amortization of:
Prior service credit	(1,740)	(1,740)	(1,489)
Actuarial (gain) loss	(85)	13	--
Total net periodic benefit cost	$750	$1,575	$1,988

The Corporation recognized the following amounts in comprehensive earnings:

     years ended December 31

(add 000)	2011	2010	2009
Actuarial (gain) loss	$(3,884)	$(4,133)	$4,699
Prior service credit	(10,397)	(1,722)	--
Amortization of:
Prior service credit	1,740	1,740	1,489
Actuarial gain (loss)	85	(13)	--
Total	$(12,456)	$(4,128)	$6,188

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

     December 31

	2011		2010
(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service credit	$(16,853)	$(10,188)	$(8,196)	$(4,954)
Actuarial (gain) loss	(3,210)	(1,940)	589	356
Total	$(20,063)	$(12,128)	$(7,607)	$(4,598)

The prior service credit and actuarial gain expected to be recognized in net periodic benefit cost during 2012 is $257,000 (net of a deferred tax liability of $102,000) and $3,255,000 (net of a deferred tax liability of $1,287,000), respectively, and is included in accumulated other comprehensive loss at December 31, 2011.

The postretirement health care plans' change in benefit obligation is as follows:

     years ended December 31

(add 000)	2011	2010
Change in benefit obligation:
Net benefit obligation at beginning of year	$45,210	$51,906
Service cost	350	548
Interest cost	2,225	2,754
Participants' contributions	1,925	1,919
Actuarial gain	(3,884)	(4,133)
Plan amendments	(10,397)	(1,722)
Gross benefits paid	(6,250)	(6,523)
Federal subsidy on benefits paid	456	461
Net benefit obligation at end of year	$29,635	$45,210

The Corporation's net benefit obligation at December 31, 2011 decreased due to plan amendments in which the Corporation changed to a plan administered by a third party effective January 1, 2012. This change enhanced benefits provided to the Corporation as a plan sponsor.

The Corporation's change in plan assets, funded status and amounts recognized on the Corporation's consolidated balance sheets are as follows:

     years ended December 31

(add 000)	2011	2010
Change in plan assets:
Fair value of plan assets at beginning of year	$--	$--
Employer contributions	3,869	4,143
Participants' contributions	1,925	1,919
Gross benefits paid	(6,250)	(6,523)
Federal subsidy on benefits paid	456	461
Fair value of plan assets at end of year	$--	$--

     December 31

(add 000)	2011	2010
Funded status of the plan at end of year	$(29,635)	$(45,210)
Accrued benefit cost	$(29,635)	$(45,210)

     December 31

(add 000)	2011	2010
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(2,930)	$(4,100)
Noncurrent liability	(26,705)	(41,110)
Net amount recognized at end of year	$(29,635)	$(45,210)

Weighted-average assumptions used to determine the postretirement benefit obligations as of December 31 are:

	2011	2010
Discount rate	4.44%	5.57%

Weighted-average assumptions used to determine net postretirement benefit cost for the years ended December 31 are:

	2011	2010	2009
Discount rate	5.57%	5.60%	6.03%

In 2011, the Corporation estimated the remaining lives of participants in the postretirement plan using the RP 2000 Mortality Table projected to 2015 with no phased-out improvements. In 2010, the Corporation used the RP 2000 Mortality Table that included phased-out mortality improvements.

Assumed health care cost trend rates at December 31 are:

	2011	2010
Health care cost trend rate assumed for next year	7.5%	8.0%
Rate to which the cost trend rate gradually declines	5.0%	5.0%
Year the rate reaches the ultimate rate	2017	2017

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One Percentage Point
(add 000)	Increase	(Decrease)
Total service and interest cost components	$84	$(72)
Postretirement benefit obligation	$1,340	$(1,130)

The Corporation's estimate of its contributions to its postretirement health care plans in 2012 is $2,930,000.

As part of plan amendments, effective January 2012, the Corporation will no longer receive retiree drug subsidy payments for its postretirement medical plan in 2012 and beyond. The expected gross benefit payments for each of the next five years and the five-year period thereafter are as follows:

(add 000)	Gross Benefit Payments
2012	$2,930
2013	$3,034
2014	$3,039
2015	$2,981
2016	$2,837
Years 2017 - 2021	$11,487

Defined Contribution Plans.    The Corporation maintains two defined contribution plans that cover substantially all employees. These plans, qualified under Section 401(a) of the Internal Revenue Code, are retirement savings and investment plans for the Corporation's salaried and hourly employees. Under certain provisions of these plans, the Corporation, at established rates, matches employees' eligible contributions. The Corporation's matching obligations were $5,370,000 in 2011, $5,074,000 in 2010 and $5,012,000 in 2009.

Postemployment Benefits.    The Corporation has accrued postemployment benefits of $1,691,000 and $1,545,000 at December 31, 2011 and 2010, respectively.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Note K: Stock-Based Compensation

The shareholders approved, on May 23, 2006, the Martin Marietta Materials, Inc. Stock-Based Award Plan, as amended from time to time (along with the Amended Omnibus Securities Award Plan, originally approved in 1994, the "Plans"). The Corporation has been authorized by the Board of Directors to repurchase shares of the Corporation's common stock for issuance under the Plans.

Under the Plans, the Corporation grants options to employees to purchase its common stock at a price equal to the closing market value at the date of grant. The Corporation granted 56,916 employee stock options during 2011. Options granted in years subsequent to 2004 become exercisable in four annual installments beginning one year after date of grant and expire eight years from such date. Options granted prior to January 1, 2005 became exercisable in three equal annual installments beginning one year after date of grant and expire ten years from such date.

Prior to 2009, nonemployee directors received 3,000 non-qualified stock options annually. These options have an exercise price equal to the market value at the date of grant, vest immediately and expire ten years from the grant date.

The following table includes summary information for stock options as of December 31, 2011:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)
Outstanding at January 1, 2011	1,143,285	$88.49
Granted	56,916	$86.90
Exercised	(41,322)	$42.55
Terminated	(7,312)	$108.01
Outstanding at December 31, 2011	1,151,567	$89.93	3.7
Exercisable at December 31, 2011	935,594	$89.36	3.2

The weighted-average grant-date exercise price of options granted during 2011, 2010 and 2009 was $86.90, $95.27 and $79.79, respectively. The aggregate intrinsic values of options exercised during the years ended December 31, 2011, 2010 and 2009 were $1,621,000, $3,978,000 and $889,000, respectively, and were based on the closing prices of the Corporation's common stock on the dates of exercise. The aggregate intrinsic values for options outstanding and exercisable at December 31, 2011 were $9,947,000 and were based on the closing price of the Corporation's common stock at December 31, 2011, which was $75.41 and below the exercise price of options granted subsequent to 2005 that were outstanding and exercisable.

Additionally, an incentive stock plan has been adopted under the Plans whereby certain participants may elect to use up to 50% of their annual incentive compensation to acquire units representing shares of the Corporation's common stock at a 20% discount to the market value on the date of the incentive compensation award. Certain executive officers are required to participate in the incentive stock plan at certain minimum levels. Participants earn the right to receive unrestricted shares of common stock in an amount equal to their respective units generally at the end of a 34-month period of additional employment from the date of award or at retirement beginning at age 62. All rights of ownership of the common stock convey to the participants upon the issuance of their respective shares at the end of the ownership-vesting period, with the exception of dividend equivalents that are paid on the units during the vesting period.

The Corporation grants restricted stock awards under the Plans to a group of executive officers, key personnel and nonemployee directors. Certain restricted stock awards are based on specific common stock performance criteria over a specified period of time. In addition, certain awards are granted to individuals to encourage retention and motivate key employees. These awards generally vest if the employee is continuously employed over a specified period of time and require no payment from the employee. Awards granted to nonemployee directors vest immediately.

The following table summarizes information for incentive stock awards and restricted stock awards as of December 31, 2011:

	Incentive Stock		Restricted Stock
	Number of Awards	Weighted- Average Grant-Date Fair Value	Number of Awards	Weighted- Average Grant-Date Fair Value
January 1, 2011	28,692	$79.24	390,220	$107.27
Awarded	16,814	$84.71	46,558	$86.90
Distributed	(13,806)	$81.78	(125,978)	$128.01
Forfeited	--	$--	(5,712)	$100.87
December 31, 2011	31,700	$81.04	305,088	$95.72

The weighted-average grant-date fair value of incentive compensation awards granted during 2011, 2010 and 2009 was $84.71, $79.78 and $81.75, respectively. The weighted-average grant-date fair value of restricted stock awards granted during 2011, 2010 and 2009 was $86.90, $91.33 and $80.29, respectively.

The aggregate intrinsic values for incentive compensation awards and restricted stock awards at December 31, 2011 were $335,000 and $23,007,000, respectively, and were based on the closing price of the Corporation's common stock at December 31, 2011, which was $75.41. The aggregate intrinsic values of incentive compensation awards distributed during the years ended December 31, 2011, 2010 and 2009 were $165,000, $0 and $0, respectively. The aggregate intrinsic values of restricted stock awards distributed during the years ended December 31, 2011, 2010 and 2009 were $10,237,000, $10,031,000 and $14,888,000, respectively. The aggregate intrinsic values for distributed awards were based on the closing prices of the Corporation's common stock on the dates of distribution.

At December 31, 2011, there are approximately 573,000 awards available for grant under the Plans.

In 1996, the Corporation adopted the Shareholder Value Achievement Plan to award shares of the Corporation's common stock to key senior employees based on certain common stock performance criteria over a long-term period. Under the terms of this plan, 250,000 shares of common stock were reserved for issuance. Through December 31, 2011, 42,025 shares have been issued under this plan. No awards have been granted under this plan after 2000.

Also, the Corporation adopted and the shareholders approved the Common Stock Purchase Plan for Directors in 1996, which provides nonemployee directors the election to receive all or a portion of their total fees in the form of the Corporation's common stock. Under the terms of this plan, 300,000 shares of common stock were reserved for issuance. Currently, directors are required to defer at least 50% of their retainer in the form of the Corporation's common stock at a 20% discount to market value. Directors elected to defer portions of their fees representing 19,977, 17,804 and 18,072 shares of the Corporation's common stock under this plan during 2011, 2010 and 2009, respectively.

The following table summarizes stock-based compensation expense for the years ended December 31, 2011, 2010 and 2009, unrecognized compensation cost for nonvested awards at December 31, 2011 and the weighted-average period over which unrecognized compensation cost is expected to be recognized:

(add 000, except year data)	Stock Options	Restricted Stock Awards	Incentive Compensation Awards	Directors' Awards	Total
Stock-based compensation expense recognized for years ended December 31:
2011	$2,602	$7,929	$272	$719	$11,522
2010	$3,406	$10,368	$261	$640	$14,675
2009	$5,828	$13,722	$406	$596	$20,552
Unrecognized compensation cost at December 31, 2011:	$1,734	$5,894	$215	$—	$7,843
Weighted-average period over which unrecognized compensation cost to be recognized:	1.8 years	2.1 years	1.6 years	—

For the years ended December 31, 2011, 2010 and 2009, the Corporation recognized a tax benefit related to stock-based compensation expense of $4,557,000, $5,804,000 and $8,128,000, respectively.

The following presents expected stock-based compensation expense in future periods for outstanding awards as of December 31, 2011:

(add 000)
2012	$4,504
2013	2,085
2014	978
2015	276
Total	$7,843

Stock-based compensation expense is included in selling, general and administrative expenses in the Corporation's consolidated statements of earnings.

Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases

Note L: Leases

Total lease expense for operating leases was $46,314,000, $47,830,000 and $51,738,000 for the years ended December 31, 2011, 2010 and 2009, respectively. The Corporation's operating leases generally contain renewal and/or purchase options with varying terms. The Corporation has royalty agreements that generally require royalty payments based on tons produced or total sales dollars and also contain minimum payments. Total royalties, principally for leased properties, were $36,333,000, $37,474,000 and $34,563,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Future minimum lease and mineral and other royalty commitments for all noncancelable agreements as of December 31, 2011 are as follows:

(add 000)
2012	$70,059
2013	53,271
2014	49,502
2015	45,412
2016	34,196
Thereafter	104,156
Total	$356,596

Of the total future minimum commitments, $128,526,000 relates to the Corporation's contracts of affreightment.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity

Note M: Shareholders' Equity

The authorized capital structure of the Corporation includes 100,000,000 shares of common stock, with a par value of $0.01 a share. At December 31, 2011, approximately 2,412,000 common shares were reserved for issuance under stock-based plans.

Pursuant to authority granted by its Board of Directors, the Corporation can repurchase common stock through open purchases. The Corporation did not repurchase any shares of common stock during the years ended December 31, 2011, 2010 or 2009. At December 31, 2011, 5,041,900 shares of common stock were remaining under the Corporation's repurchase authorization.

In 2009, the Corporation offered and sold 3,777,565 shares of its common stock, resulting in gross proceeds to the Corporation of $299,998,000. The aggregate net proceeds from such sales were $293,442,000 after deducting related expenses.

In addition to common stock, the Corporation's capital structure includes 10,000,000 shares of preferred stock with a par value of $0.01 a share. 100,000 shares of Class A Preferred Stock were reserved for issuance under the Corporation's 1996 Rights Agreement that expired by its own terms on October 21, 2006. Upon its expiration, the Board of Directors adopted a new Rights Agreement (the "Rights Agreement") and reserved 200,000 shares of Junior Participating Class B Preferred Stock for issuance. In accordance with the Rights Agreement, the Corporation issued a dividend of one right for each share of the Corporation's common stock outstanding as of October 21, 2006, and one right continues to attach to each share of common stock issued thereafter. The rights will become exercisable if any person or group acquires beneficial ownership of 15 percent or more of the Corporation's common stock. Once exercisable and upon a person or group acquiring 15 percent or more of the Corporation's common stock, each right (other than rights owned by such person or group) entitles its holder to purchase, for an exercise price of $315 per share, a number of shares of the Corporation's common stock (or in certain circumstances, cash, property or other securities of the Corporation) having a market value of twice the exercise price, and under certain conditions, common stock of an acquiring company having a market value of twice the exercise price. If any person or group acquires beneficial ownership of 15 percent or more of the Corporation's common stock, the Corporation may, at its option, exchange the outstanding rights (other than rights owned by such acquiring person or group) for shares of the Corporation's common stock or Corporation equity securities deemed to have the same value as one share of common stock or a combination thereof, at an exchange ratio of one share of common stock per right. The rights are subject to adjustment if certain events occur, and they will initially expire on October 21, 2016, if not terminated sooner. The Corporation's Rights Agreement provides that the Corporation's Board of Directors may, at its option, redeem all of the outstanding rights at a redemption price of $0.001 per right.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Note N: Commitments and Contingencies

Legal and Administrative Proceedings.    The Corporation is engaged in certain legal and administrative proceedings incidental to its normal business activities and its proposed business combination with Vulcan. In the opinion of management and counsel, based upon currently-available facts, it is remote that the ultimate outcome of any litigation and other proceedings, including those pertaining to environmental matters (see Note A), relating to the Corporation and its subsidiaries, will have a material adverse effect on the overall results of the Corporation's operations, its cash flows or its financial position.

During the year ended December 31, 2010, the Corporation settled legal proceedings relating to its Greenwood, Missouri, operation for approximately $7,000,000 in cash. In connection with the settlement, the Corporation reversed the excess of the legal reserve established as of December 31, 2009, thereby increasing 2010 net earnings by $2,751,000, or $0.06 per diluted share (see Note Q).

Asset Retirement Obligations.    The Corporation incurs reclamation costs as part of its aggregates mining process. The estimated future reclamation obligations have been discounted to their present value and are being accreted to their projected future obligations via charges to operating expenses. Additionally, the fixed assets recorded concurrently with the liabilities are being depreciated over the period until reclamation activities are expected to occur. Total accretion and depreciation expenses for 2011, 2010 and 2009 were $3,892,000, $3,689,000 and $4,019,000, respectively, and are included in other operating income and expenses, net, in the consolidated statements of earnings.

Projected estimated reclamation obligations should include a market risk premium which represents the amount an external party would charge for bearing the uncertainty of guaranteeing a fixed price today for performance in the future. However, due to the average remaining quarry life exceeding 60 years at normalized production rates and the nature of quarry reclamation work, the Corporation believes that it is impractical for external parties to agree to a fixed price today. Therefore, a market risk premium has not been included in the estimated reclamation obligation.

The following shows the changes in the asset retirement obligations:

     years ended December 31:

(add 000)	2011	2010
Balance at January 1	$41,079	$38,779
Accretion expense	2,645	2,464
Liabilities incurred	3,062	495
Liabilities settled	(2,091)	(392)
Revisions in estimated cash flows	(1,462)	(267)
Balance at December 31	$43,233	$41,079

Other Environmental Matters.    The Corporation's operations are subject to and affected by federal, state and local laws and regulations relating to the environment, health and safety and other regulatory matters. Certain of the Corporation's operations may, from time to time, involve the use of substances that are classified as toxic or hazardous within the meaning of these laws and regulations. Environmental operating permits are, or may be, required for certain of the Corporation's operations, and such permits are subject to modification, renewal and revocation. The Corporation regularly monitors and reviews its operations, procedures and policies for compliance with these laws and regulations. Despite these compliance efforts, risk of environmental remediation liability is inherent in the operation of the Corporation's businesses, as it is with other companies engaged in similar businesses. The Corporation has no material provisions for environmental remediation liabilities and does not believe such liabilities will have a material adverse effect on the Corporation in the future.

Insurance Reserves.    The Corporation has insurance coverage for workers' compensation, automobile liability, marine liability and general liability claims. The Corporation is also self-insured for health claims. At December 31, 2011 and 2010, reserves of $23,749,000 and $24,666,000, respectively, were recorded for all such insurance claims. During 2011, the Corporation's casualty claims liability increased by $1,100,000 based on changes in the estimated ultimate cost of claims for prior policy years. This change in estimate decreased 2011 net earnings by $665,000, or $0.01 per diluted share. During 2010, the Corporation increased its accrual for casualty claims by $1,500,000 based on changes in the estimated ultimate cost of claims for prior policy years. This change in estimate decreased 2010 net earnings by $907,000, or $0.02 per diluted share.

Letters of Credit.    In the normal course of business, the Corporation provides certain third parties with standby letter of credit agreements guaranteeing its payment for certain insurance claims, utilities and property improvements. At December 31, 2011, the Corporation was contingently liable for $14,796,000 in letters of credit, of which $1,963,000 were issued under the Corporation's Revolving Facility. Certain of these underlying obligations are accrued on the Corporation's balance sheet.

Surety Bonds.    In the normal course of business, at December 31, 2011, the Corporation was contingently liable for $210,892,000 in surety bonds required by certain states and municipalities and their related agencies. The bonds are principally for certain insurance claims, construction contracts, reclamation obligations and mining permits guaranteeing the Corporation's own performance. Certain of these underlying obligations, including those for asset retirement requirements and insurance claims, are accrued on the Corporation's balance sheet. Five of these bonds total $69,239,000, or 33% of all outstanding surety bonds. The Corporation has indemnified the underwriting insurance companies, Safeco Corporation, a subsidiary of Liberty Mutual Group, and Zurich Insurance Company, against any exposure under the surety bonds. In the Corporation's past experience, no material claims have been made against these financial instruments.

Guarantee of Affiliate.    In July 2010, the Corporation entered into a reimbursement and indemnification agreement with Fifth Third to guarantee the repayment of amounts borrowed by an affiliate under a $20,000,000 revolving line of credit provided by Fifth Third and a guaranty agreement with Bank of America, N.A. to guarantee $12,400,000 of payment obligations of its affiliate under certain equipment lease agreements. The affiliate agreed to reimburse and indemnify the Corporation for any payments and expenses the Corporation may incur from these agreements. The Corporation holds a subordinate lien of the affiliate's assets as collateral for potential payments under the agreements. On April 8, 2011, the affiliate converted its equipment leasing agreements with Bank of America, N.A. to a five-year $6,200,000 amortizing loan and the Corporation executed a reaffirmation of guaranty with respect to such loan. On July 20, 2011, the affiliate's $20,000,000 revolving line of credit was increased to $24,000,000. This line of credit expires in July 2013. Additionally, the reimbursement and indemnification agreement related to this line of credit was terminated and replaced by an unconditional guaranty of payment from the Corporation. The affiliate restated its reimbursement and indemnity obligations to the Corporation, and the Corporation retained its subordinate lien on the assets of the affiliate.

Purchase Commitments.    The Corporation had purchase commitments for property, plant and equipment of $33,654,000 as of December 31, 2011. The Corporation also had other purchase obligations related to energy and service contracts of $54,078,000 as of December 31, 2011. The Corporation's contractual purchase commitments as of December 31, 2011 are as follows:

(add 000)
2012	$53,745
2013	16,703
2014	17,284
Total	$87,732

Employees.    Approximately 15% of the Corporation's employees are represented by a labor union. All such employees are hourly employees.

Business Segments	12 Months Ended
Dec. 31, 2011
Business Segments [Abstract]
Business Segments

Note O: Business Segments

During 2011, the Corporation reorganized certain locations within its reportable segments. The Corporation currently conducts its aggregates operations through three reportable business segments: Mideast Group, Southeast Group and West Group. The Corporation also has a Specialty Products segment that produces magnesia-based chemicals products and dolomitic lime. These segments are consistent with the Corporation's current management reporting structure. The accounting policies used for segment reporting are the same as those described in Note A.

The Corporation's evaluation of performance and allocation of resources are based primarily on earnings from operations. Earnings from operations are net sales less cost of sales, selling, general and administrative expenses, and business development costs; include other operating income and expenses; and exclude interest expense, other nonoperating income and expenses, net, and income taxes. Corporate earnings from operations primarily include depreciation on capitalized interest, expenses for corporate administrative functions, unallocated corporate expenses and other nonrecurring and/or non-operational adjustments excluded from the Corporation's evaluation of business segment performance and resource allocation. All debt and related interest expense is held at Corporate.

Assets employed by segment include assets directly identified with those operations. Corporate assets consist primarily of cash and cash equivalents, property, plant and equipment for corporate operations and other assets not directly identifiable with a reportable business segment.

The following tables display selected financial data for the Corporation's reportable business segments. Prior year information has been reclassified to conform to the 2011 presentation.

Selected Financial Data by Business Segment

  years ended December 31

    (add 000)

Total revenues	2011	2010	2009
Mideast Group	$494,494	$485,436	$466,986
Southeast Group	242,580	271,533	274,734
West Group	757,626	702,736	671,685
Total Aggregates Business	1,494,700	1,459,705	1,413,405
Specialty Products	219,123	193,180	159,911
Total	$1,713,823	$1,652,885	$1,573,316

Net sales
Mideast Group	$454,029	$450,048	$438,444
Southeast Group	224,728	243,706	253,849
West Group	640,629	605,617	583,656
Total Aggregates Business	1,319,386	1,299,371	1,275,949
Specialty Products	200,575	176,346	143,719
Total	$1,519,961	$1,475,717	$1,419,668

Gross profit
Mideast Group	$124,132	$133,187	$139,004
Southeast Group	1,082	22,740	37,141
West Group	104,786	108,408	113,468
Total Aggregates Business	230,000	264,335	289,613
Specialty Products	75,405	61,685	45,584
Corporate	(3,390)	(4,294)	(3,630)
Total	$302,015	$321,726	$331,567

Selling, general and administrative expenses
Mideast Group	$42,471	$41,710	$44,200
Southeast Group	22,165	22,912	23,396
West Group	43,878	42,862	41,983
Total Aggregates Business	108,514	107,484	109,579
Specialty Products	9,197	11,046	9,446
Corporate	6,427	11,892	16,856
Total	$124,138	$130,422	$135,881

Earnings (Loss) from operations
Mideast Group	$85,049	$93,956	$95,110
Southeast Group	(21,209)	(771)	13,486
West Group	63,629	75,405	63,760
Total Aggregates Business	127,469	168,590	172,356
Specialty Products	66,305	50,578	35,734
Corporate	(32,752)	(20,786)	(25,178)
Total	$161,022	$198,382	$182,912

Assets employed
Mideast Group	$792,483	$800,888	$803,438
Southeast Group	626,538	797,536	776,543
West Group	1,390,094	1,102,970	1,088,365
Total Aggregates Business	2,809,115	2,701,394	2,668,346
Specialty Products	120,305	102,103	102,405
Corporate	218,402	271,246	468,532
Total	$3,147,822	$3,074,743	$3,239,283

Depreciation, depletion and amortization
Mideast Group	$51,151	$54,943	$56,138
Southeast Group	46,607	52,203	48,954
West Group	59,419	56,705	55,176
Total Aggregates Business	157,177	163,851	160,268
Specialty Products	7,075	8,385	7,518
Corporate	9,155	9,301	11,605
Total	$173,407	$181,537	$179,391

years ended December 31 (add 000) Total property additions	2011	2010	2009
Mideast Group	$39,504	$50,869	$39,761
Southeast Group	29,531	54,138	37,355
West Group	243,195	58,819	92,156
Total Aggregates Business	312,230	163,826	169,272
Specialty Products	21,983	6,431	10,766
Corporate	6,340	1,823	5,450
Total	$340,553	$172,080	$185,488

Property additions through acquisitions
Mideast Group	$--	$12,912	$--
Southeast Group	--	20,902	--
West Group	40,229	--	46,133
Total Aggregates Business	40,229	33,814	46,133
Specialty Products	--	--	--
Corporate	--	--	--
Total	$40,229	$33,814	$46,133

 Property additions for the West Group in 2011 included $144,961,000 of capital assets acquired through an asset exchange with Lafarge North America. Property additions for the Mideast Group in 2010 and 2009 included $1,900,000 and $125,000, respectively, of land acquired through noncash transactions. Property additions for the Southeast Group in 2010 included $450,000 of land acquired through noncash transactions.

The asphalt, ready mixed concrete, road paving and other product lines are considered internal customers of the core aggregates business. Product lines for the Specialty Products segment consist of magnesia-based chemicals, dolomitic lime and other. Total revenues and net sales by product line are as follows:

    years ended December 31

    (add 000)

Total revenues	2011	2010	2009
Aggregates	$1,368,585	$1,359,694	$1,308,410
Asphalt	63,942	51,055	57,923
Ready Mixed Concrete	33,097	25,067	26,296
Road Paving	25,369	17,775	13,483
Other	3,707	6,114	7,293
Total Aggregates Business	1,494,700	1,459,705	1,413,405
Magnesia-Based Chemicals	158,254	132,890	109,685
Dolomitic Lime	59,496	58,630	48,571
Other	1,373	1,660	1,655
Specialty Products	219,123	193,180	159,911
Total	$1,713,823	$1,652,885	$1,573,316

Net sales
Aggregates	$1,213,153	$1,218,133	$1,192,108
Asphalt	47,315	37,917	43,226
Ready Mixed Concrete	33,018	25,031	26,250
Road Paving	25,369	17,775	13,483
Other	531	515	882
Total Aggregates Business	1,319,386	1,299,371	1,275,949
Magnesia-Based Chemicals	142,620	120,475	98,643
Dolomitic Lime	56,582	54,212	43,421
Other	1,373	1,659	1,655
Specialty Products	200,575	176,346	143,719
Total	$1,519,961	$1,475,717	$1,419,668

Domestic and foreign total revenues are as follows:

  years ended December 31

(add 000)	2011	2010	2009
Domestic	$1,672,077	$1,618,794	$1,537,319
Foreign	41,746	34,091	35,997
Total	$1,713,823	$1,652,885	$1,573,316

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

Note P: Supplemental Cash Flow Information

The components of the change in other assets and liabilities, net, are as follows:

  years ended December 31

(add 000)	2011	2010	2009
Other current and noncurrent assets	$2,439	$3,245	$(8,194)
Accrued salaries, benefits and payroll taxes	(4,722)	(1,415)	(9,137)
Accrued insurance and other taxes	2,873	(739)	855
Accrued income taxes	6,139	10,890	2,414
Accrued pension, postretirement and postemployment benefits	(16,378)	(22,257)	6,339
Other current and noncurrent liabilities	(3,092)	(3,491)	3,207
Change in other assets and liabilities	$(12,741)	$(13,767)	$(4,516)

Noncash investing and financing activities are as follows:

years ended December 31

(add 000)	2011	2010	2009
Noncash investing and financing activities:
Acquisition of assets through asset exchange	$150,000	$--	$--
Acquisition of land through property exchange	$--	$1,900	$--
Issuance of notes payable for acquisition of land	$--	$450	$125
Note receivable issued in connection with divestiture and sale of assets	$--	$--	$1,675

Other Expenses	12 Months Ended
Dec. 31, 2011
Other Expenses [Abstract]
Other Expenses

Note Q: Other Expenses

In 2011, the Corporation incurred business development costs of $18,575,000, which decreased net earnings for 2011 by $11,409,000, or $0.25 per diluted share.

During 2011, the Corporation incurred early retirement and severance expenses totaling $4,414,000, or $0.06 per diluted share. These nonrecurring charges are included in selling, general and administrative expenses in the consolidated statement of earnings.

In January 2010, the Missouri Supreme Court declined to accept the appeal on a matter pending between the Corporation and the City of Greenwood, Missouri. The Corporation recorded an $11,900,000 legal reserve for the West Group as of December 31, 2009. This noncash charge, which was included in other operating income and expenses, net, in the consolidated statement of earnings for the year ended December 31, 2009, decreased net earnings for 2009 by $8,000,000, or $0.18 per diluted share.

In June 2010, the Corporation settled legal proceedings relating to its Greenwood, Missouri, operation for approximately $7,000,000 in cash. In connection with the settlement, the Corporation reversed the excess of the legal reserve established as of December 31, 2009, thereby increasing net earnings for 2010 by $2,751,000, or $0.06 per diluted share.

Recent Developments	12 Months Ended
Dec. 31, 2011
Recent Developments (Abstract)
Recent Developments

Note R: Recent Developments

On December 12, 2011, the Corporation launched an offer to effect a business combination with Vulcan. Under the terms of the exchange offer, the Corporation would issue 0.50 shares of its common stock for each outstanding share of Vulcan's common stock. The total value of the proposed transaction is $5,355,000,000, based on the Corporation's closing stock price of $82.51 at January 31, 2012. The Corporation has filed a registration statement with the Securities and Exchange Commission related to the offer. If the business combination is completed, prospective financial statements will be significantly different from the Corporation's financial statements as of and for the periods ended December 31, 2011.

Schedule II - Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II - Valuation And Qualifying Accounts [Abstract]
Schedule II - Valuation And Qualifying Accounts

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

MARTIN MARIETTA MATERIALS, INC. AND CONSOLIDATED SUBSIDIARIES

Col A	Col B		Col C			Col D		Col E
			Additions
Description	Balance at beginning of period		(1) Charged to costs and expenses	(2) Charged to other accounts— describe		Deductions— describe		Balance at end of period
	(Amounts in Thousands)
Year ended December 31, 2011
Allowance for doubtful accounts	$3,578		$1,717	$—		$—		$5,295
Allowance for uncollectible notes receivable	179		116	—		—		295
Inventory valuation allowance	87,044		7,882	2,154	(a)	4,599	(b)	92,481
Accumulated amortization of intangible assets	14,322		1,812	—		984 2,328	(c) (b)	12,822
Year ended December 31, 2010
Allowance for doubtful accounts	$4,622		$—	$—		$1,044	(d)	$3,578
Allowance for uncollectible notes receivable	151		28	—		—		179
Inventory valuation allowance	82,674	(e)	4,370	—				87,044	(e)
Accumulated amortization of intangible assets	13,155		1,453	—		286	(c)	14,322

Year ended December 31, 2009
Allowance for doubtful accounts	$4,696		$—	$—		$74	(d)	$4,622
Allowance for uncollectible notes receivable	—		151	—		—		151
Inventory valuation allowance	80,854	(e)	1,820			—		82,674	(e)
Accumulated amortization of intangible assets	12,644		1,711	—		1,200	(c)	13,155

(a)	Acquisitions.
(b)	Divestitures.
(c)	Write off of fully amortized intangible assets.
(d)	To adjust allowance for change in estimates.
(e)	Reflects the gross up of certain finished products and the related inventory allowances.

Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Organization

Organization.    Martin Marietta Materials, Inc., (the "Corporation") is engaged principally in the construction aggregates business. The Corporation's aggregates products, which include crushed stone, sand and gravel, are used primarily for construction of highways and other infrastructure projects, and in the nonresidential and residential construction industries. Aggregates products are also used in the railroad, environmental, utility and agricultural industries. These aggregates products, along with asphalt products, ready mixed concrete and road paving materials, are sold and shipped from a network of 304 quarries, distribution facilities and plants to customers in 31 states, Canada, the Bahamas and the Caribbean Islands. The Aggregates business contains the following reportable segments: Mideast Group, Southeast Group and West Group. The Mideast Group operates in Indiana, Kentucky, Maryland, North Carolina, Ohio, South Carolina, Virginia and West Virginia. The Southeast Group has operations in Alabama, Florida, Georgia, Mississippi, Tennessee, Nova Scotia and the Bahamas. The West Group operates in Arkansas, Colorado, Iowa, Kansas, Louisiana, Minnesota, Missouri, Nebraska, Nevada, North Dakota, Oklahoma, Texas, Utah, Washington and Wyoming. The following states accounted for approximately 57% of the Aggregates business' 2011 net sales: Texas, North Carolina, Iowa, Georgia and South Carolina.

In addition to the Aggregates business, the Corporation has a Specialty Products segment that produces magnesia-based chemicals products used in industrial, agricultural and environmental applications and dolomitic lime sold primarily to customers in the steel industry.

Use Of Estimates

Use of Estimates. The preparation of the Corporation's consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make certain estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangible assets, and other long-lived assets, and assumptions used in the calculation of income taxes, retirement and other postemployment benefits. These estimates and assumptions are based on management's best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment. Management adjusts such estimates and assumptions when facts and circumstances dictate. Changes in credit, equity and energy markets and declines in construction activity have combined to increase the uncertainty inherent in certain of these estimates and assumptions. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements for the period in which the change in estimate occurs.

Basis Of Consolidation

Basis of Consolidation. The consolidated financial statements include the accounts of the Corporation and its wholly-owned and majority-owned subsidiaries. Partially-owned affiliates are either consolidated or accounted for at cost or as equity investments, depending on the level of ownership interest or the Corporation's ability to exercise control over the affiliates' operations. Intercompany balances and transactions have been eliminated in consolidation.

In 2010, the Corporation was a majority member of a limited liability company whereby the minority member was paid a preferred annual return. In May 2011, the Corporation redeemed the other member's interest in the limited liability company.

Revenue Recognition

 Revenue Recognition.    Revenues for product sales are recognized when risks associated with ownership have passed to unaffiliated customers. Typically, this occurs when finished products are shipped. Revenues derived from the road paving business are recognized using the percentage completion method. Total revenues include sales of materials and services provided to customers, net of discounts or allowances, if any, and include freight and delivery costs billed to customers.

Freight And Delivery Costs

Freight and Delivery Costs.     Freight and delivery costs represent pass-through transportation costs incurred and paid by the Corporation to third-party carriers to deliver products to customers. These costs are then billed to the Corporation's customers.

Cash And Cash Equivalents

Cash and Cash Equivalents.     Cash equivalents are comprised of highly-liquid instruments with original maturities of three months or less from the date of purchase. The Corporation manages its cash and cash equivalents to ensure that short-term operating cash needs are met and that excess funds are managed efficiently. The Corporation subsidizes shortages in operating cash through short-term borrowing facilities. The Corporation typically invests excess funds in money market funds, money market demand deposit accounts or Eurodollar time deposit accounts. Money market demand deposits and Eurodollar time deposit accounts are exposed to bank solvency risk. Money market demand deposit accounts are FDIC insured up to $250,000. The Corporation's deposits in bank funds generally exceed the $250,000 FDIC insurance limit. The Corporation's cash management policy prohibits cash and cash equivalents over $100,000,000 to be maintained at any one bank.

At December 31, 2011, the Corporation had $26,022,000 in cash and short-term investments that are considered cash equivalents, of which $12,652,000 was deposited in bank time deposit accounts. At December 31, 2010, cash and cash equivalents were $70,323,000, of which $33,037,000 was deposited in bank time deposit accounts and $30,185,000 was invested in money market mutual funds. The remaining balance of cash and cash equivalents represent deposits in transit to the Corporation's lockbox accounts and deposits held at local banks.

In connection with its guarantee of an affiliate (see Note N), the Corporation is required to maintain funds in depository accounts at Fifth Third Bank ("Fifth Third") in an amount greater than or equal to $5,000,000. Of the Corporation's cash and cash equivalents at December 31, 2011, $5,014,000 was on deposit at Fifth Third.

Customer Receivables

Customer Receivables.     Customer receivables are stated at cost. The Corporation does not charge interest on customer accounts receivable. The Corporation records an allowance for doubtful accounts, which includes a provision for probable losses based on historical write offs and a specific reserve for accounts greater than $50,000 deemed at risk. The Corporation writes off customer receivables as bad debt expense when it becomes apparent based upon customer facts and circumstances that such amounts will not be collected.

Inventories Valuation

Inventories Valuation.     Inventories are stated at the lower of cost or market. Cost for finished products and in process inventories is determined by the first-in, first-out method. The Corporation records an allowance for finished product inventories in excess of sales for a twelve-month period, as measured by historical sales. The Corporation also establishes an allowance for expendable parts over five years old and supplies over one year old.

Post-production stripping costs, which represent costs of removing overburden and waste materials to access mineral deposits, are recorded as a component of inventory and recognized in cost of sales in the same period as the revenue from the sale of the inventory.

Properties And Depreciation

Properties and Depreciation.    Property, plant and equipment are stated at cost. The estimated service lives for property, plant and equipment are as follows:

Class of Assets	Range of Service Lives

Buildings	4 to 50 years

Machinery & Equipment	2 to 35 years

Land Improvements	4 to 30 years

The Corporation begins capitalizing quarry development costs at a point when reserves are determined to be proven or probable, economically mineable and when demand supports investment in the market. Capitalization of these costs ceases when production commences. Quarry development costs are classified as land improvements.

The Corporation reviews relevant facts and circumstances to determine whether to capitalize or expense pre-production stripping costs when additional pits are developed within an existing quarry. If the additional pit operates in a separate and distinct area of the quarry, these costs are capitalized as quarry development costs and depreciated over the life of the uncovered reserves. Additionally, a separate asset retirement obligation is created for additional pits when the liability is incurred. Once a pit enters the production phase, all post-production stripping costs are expensed as incurred as periodic inventory production costs.

Mineral reserves and mineral interests, when acquired in connection with a business combination, are valued using an income approach over the life of the proven and probable reserves.

Depreciation is computed over estimated service lives, principally by the straight-line method. Depletion of mineral deposits is calculated over proven and probable reserves by the units-of-production method on a quarry-by-quarry basis.

Property, plant and equipment are reviewed for impairment whenever facts and circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss is recognized if expected future undiscounted cash flows of the related asset are less than its carrying value.

Repair And Maintenance Costs	Repair and Maintenance Costs. Repair and maintenance costs that do not substantially extend the life of the Corporation's plant and equipment are expensed as incurred.
Goodwill And Intangible Assets

Goodwill and Intangible Assets.    Goodwill represents the excess purchase price paid for acquired businesses over the estimated fair value of identifiable assets and liabilities. The carrying value of goodwill is reviewed annually, as of October 1, for impairment. An interim review is performed between annual tests if facts or circumstances indicate potential impairment. If an impairment review indicates that the carrying value is impaired, a charge is recorded.

The Corporation's reporting units, which represent the level at which goodwill is tested for impairment, are based on its geographic regions. Goodwill is allocated to the reporting units based on the location of acquisitions and divestitures at the time of consummation.

Other intangibles represent amounts assigned principally to contractual agreements and are amortized ratably over periods based on related contractual terms. The carrying value of other intangibles is reviewed if facts and circumstances indicate potential impairment. If this review determines that the carrying value is impaired, a charge is recorded.

Derivatives

Derivatives.    From time to time, the Corporation holds derivative instruments to manage the exposure of interest rate risk on its long-term debt. When held, the Corporation records derivative instruments at fair value on its consolidated balance sheet. At December 31, 2011 and 2010, the Corporation did not hold any derivative instruments.

Retirement Plans And Postretirement Benefits

Retirement Plans and Postretirement Benefits.    The Corporation sponsors defined benefit retirement plans and also provides other postretirement benefits. The Corporation recognizes the funded status, defined as the difference between the fair value of plan assets and the benefit obligation, of its pension plans and other postretirement benefits as an asset or liability on the consolidated balance sheets, with a corresponding adjustment to accumulated other comprehensive earnings or loss, net of tax. Actuarial gains or losses that arise during the year are not recognized as net periodic benefit cost in the same year, but rather are recognized as a component of accumulated other comprehensive earnings or loss. Those amounts are amortized over the participants' average remaining service period and recognized as a component of net periodic benefit cost.

Stock-Based Compensation

Stock-Based Compensation. The Corporation has stock-based compensation plans for employees and directors. The Corporation recognizes all forms of stock-based payments to employees, including stock options, as compensation expense. The compensation expense is the fair value of the awards at the measurement date and is recognized over the requisite service period.

The Corporation uses the accelerated expense recognition method for stock options. The accelerated recognition method requires stock options that vest ratably to be divided into tranches. The expense for each tranche is allocated to its particular vesting period.

The Corporation expenses the fair value of restricted stock awards, incentive compensation awards and directors' fees paid in the form of common stock based on the closing price of the Corporation's common stock on the awards' respective grant dates.

The Corporation uses the lattice valuation model to determine the fair value of stock option awards. The lattice valuation model takes into account employees' exercise patterns based on changes in the Corporation's stock price and other variables. The period of time for which options are expected to be outstanding, or expected term of the option, is a derived output of the lattice valuation model. The Corporation considers the following factors when estimating the expected term of options: vesting period of the award, expected volatility of the underlying stock, employees' ages and external data. Other key assumptions used in determining the fair value of the stock options awarded in 2011, 2010 and 2009 were:

	2011	2010	2009
Risk-free interest rate	2.82%	2.97%	3.31%
Dividend yield	1.90%	1.80%	1.70%
Volatility factor	36.70%	37.30%	36.90%
Expected term	7.2 years	7.2 years	7.1 years

Based on these assumptions, the weighted-average fair value of each stock option granted was $29.94, $33.95 and $28.72 for 2011, 2010 and 2009, respectively.

The risk-free interest rate reflects the interest rate on zero-coupon U.S. government bonds available at the time each option was granted having a remaining life approximately equal to the option's expected life. The dividend yield represents the dividend rate expected to be paid over the option's expected life. The Corporation's volatility factor measures the amount by which its stock price is expected to fluctuate during the expected life of the option and is based on historical stock price changes. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Corporation estimates forfeitures and will ultimately recognize compensation cost only for those stock-based awards that vest.

The Corporation recognizes income tax benefits received on dividends or dividend equivalents of unvested stock-based payments as an increase to additional paid-in capital and includes them in the pool of excess tax benefits.

Environmental Matters

Environmental Matters. The Corporation records a liability for an asset retirement obligation at fair value in the period in which it is incurred. The asset retirement obligation is recorded at the acquisition date of a long-lived tangible asset if the fair value can be reasonably estimated. A corresponding amount is capitalized as part of the asset's carrying amount. The estimate of fair value is affected by management's assumptions regarding the scope of the work required, inflation rates and quarry closure dates.

Further, the Corporation records an accrual for other environmental remediation liabilities in the period in which it is probable that a liability has been incurred and the appropriate amounts can be estimated reasonably. Such accruals are adjusted as further information develops or circumstances change. These costs are not discounted to their present value or offset for potential insurance or other claims or potential gains from future alternative uses for a site.

Income Taxes

Income Taxes.    Deferred income tax assets and liabilities on the consolidated balance sheets reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, net of valuation allowances.

Uncertain Tax Positions

Uncertain Tax Positions.    The Corporation recognizes a tax benefit when it is more-likely-than-not, based on the technical merits, that the position would be sustained upon examination by a taxing authority. The amount to be recognized is measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information.

The Corporation records interest accrued in relation to unrecognized tax benefits as income tax expense. Penalties, if incurred, are recorded as operating expenses in the consolidated statements of earnings. At December 31, 2011 and 2010, total interest, net of tax, included in income tax expense in the consolidated statements of earnings was $305,000 and $1,327,000, respectively. At December 31, 2011, accrued interest of $220,000, net of tax benefits of $144,000, was recorded as a noncurrent liability on the Corporation's consolidated balance sheet; and accrued interest of $54,000, net of tax benefits of $35,000, was recorded as a current liability. At December 31, 2010, accrued interest of $327,000, net of tax benefits of $214,000, was recorded as a noncurrent liability on the Corporation's consolidated balance sheet.

Sales Taxes	Sales Taxes. Sales taxes collected from customers are recorded as liabilities until remitted to taxing authorities and therefore are not reflected in the consolidated statements of earnings.
Research And Development Costs	Research and Development Costs. Research and development costs are charged to operations as incurred.
Start-Up Costs	Start-Up Costs. Noncapital start-up costs for new facilities and products are charged to operations as incurred.
Consolidated Comprehensive Earnings And Accumulated Other Comprehensive Loss

Consolidated Comprehensive Earnings and Accumulated Other Comprehensive Loss.    Consolidated comprehensive earnings for the Corporation consist of consolidated net earnings; adjustments for the funded status of pension and postretirement benefit plans; foreign currency translation adjustments; and the amortization of the value of terminated forward starting interest swap agreements into interest expense.

The components of accumulated other comprehensive loss are as follows:

December 31 (add 000)	2011	2010	2009
Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$(84,204)	$(54,245)	$(74,214)
Foreign currency translation gains	5,076	5,929	5,017
Unamortized value of terminated forward starting interest rate swap agreements	(4,762)	(5,344)	(5,887)

Accumulated other comprehensive loss	$(83,890)	$(53,660)	$(75,084)

The components of accumulated other comprehensive loss are net of cumulative noncurrent deferred tax assets as follows:

December 31 (add 000)	2011	2010	2009
Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$55,161	$39,501	$48,601
Unamortized value of terminated forward starting interest rate swap agreements	3,116	3,497	3,852

Cumulative noncurrent deferred tax assets	$58,277	$42,998	$52,453

Earnings Per Common Share

Earnings Per Common Share.    The Corporation computes earnings per share ("EPS") pursuant to the two-class method. The two-class method determines earnings per share for each class of common stock and participating securities according to dividends or dividend equivalents and their respective participation rights in undistributed earnings. The Corporation pays nonforfeitable dividend equivalents during the vesting period on its restricted stock awards and incentive stock awards, which results in these being considered participating securities.

The numerator for basic and diluted earnings per common share is net earnings attributable to Martin Marietta Materials, Inc., reduced by dividends and undistributed earnings attributable to the Corporation's unvested restricted stock awards and incentive stock awards. The denominator for basic earnings per common share is the weighted-average number of common shares outstanding during the period. Diluted earnings per common share are computed assuming that the weighted-average number of common shares is increased by the conversion, using the treasury stock method, of awards to be issued to employees and nonemployee members of the Corporation's Board of Directors under certain stock-based compensation arrangements if the conversion is dilutive. The diluted per-share computations reflect a change in the number of common shares outstanding (the denominator) to include the number of additional shares that would have been outstanding if the potentially dilutive common shares had been issued.

The following table reconciles the numerator and denominator for basic and diluted earnings per common share:

years ended December 31 (add 000)	2011	2010	2009
Net earnings from continuing operations attributable to Martin Marietta Materials, Inc.	$78,422	$97,174	$81,943
Less: Distributed and undistributed earnings attributable to unvested awards	(657)	(993)	(1,048)

Basic and diluted net earnings available to common shareholders from continuing operations attributable to Martin Marietta Materials, Inc.	77,765	96,181	80,895
Basic and diluted net earnings (loss) available to common shareholders from discontinued operations	3,957	(162)	3,516

Basic and diluted net earnings available to common shareholders attributable to Martin Marietta Materials, Inc.	$81,722	$96,019	$84,411

Basic weighted-average common shares outstanding	45,652	45,485	44,000
Effect of dilutive employee and director awards	141	174	190

Diluted weighted-average common shares outstanding	45,793	45,659	44,190

Accounting Changes

Accounting Changes.    Effective October 1, 2011, the Corporation early adopted, as permitted, accounting guidance related to annual goodwill impairment testing. The guidance gives the Corporation the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount. If the Corporation concludes that this is the case for a reporting unit, it would proceed to calculating the fair value for that reporting unit. Otherwise, the Corporation would not be required to perform any further goodwill impairment testing for that reporting unit.

Effective January 1, 2012, the Corporation will discontinue the presentation of consolidated comprehensive earnings in the consolidated statements of total equity and will present net earnings and consolidated comprehensive earnings in two separate consecutive financial statements. Reclassification adjustments may be required for items that are included in both net earnings and comprehensive earnings. The requirement for separate disclosure of these reclassifications in the statements of earnings has been deferred to a date not yet specified by the Financial Accounting Standards Board (the "FASB"). This accounting change will not affect the Corporation's financial position or results of operations.

Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Schedule Of Estimated Service Lives Of Property, Plant And Equipment

Class of Assets	Range of Service Lives

Buildings	4 to 50 years

Machinery & Equipment	2 to 35 years

Land Improvements	4 to 30 years

Summary Of Key Assumptions Used In Determining Fair Value Of Stock Options

	2011	2010	2009
Risk-free interest rate	2.82%	2.97%	3.31%
Dividend yield	1.90%	1.80%	1.70%
Volatility factor	36.70%	37.30%	36.90%
Expected term	7.2 years	7.2 years	7.1 years

Components Of Accumulated Other Comprehensive Loss Included In Consolidated Statement Of Total Equity

December 31 (add 000)	2011	2010	2009
Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$(84,204)	$(54,245)	$(74,214)
Foreign currency translation gains	5,076	5,929	5,017
Unamortized value of terminated forward starting interest rate swap agreements	(4,762)	(5,344)	(5,887)

Accumulated other comprehensive loss	$(83,890)	$(53,660)	$(75,084)

Components Of Accumulated Other Comprehensive Loss, Noncurrent Deferred Tax Assets

December 31 (add 000)	2011	2010	2009
Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$55,161	$39,501	$48,601
Unamortized value of terminated forward starting interest rate swap agreements	3,116	3,497	3,852

Cumulative noncurrent deferred tax assets	$58,277	$42,998	$52,453

Basic And Diluted Earnings Per Common Share

years ended December 31 (add 000)	2011	2010	2009
Net earnings from continuing operations attributable to Martin Marietta Materials, Inc.	$78,422	$97,174	$81,943
Less: Distributed and undistributed earnings attributable to unvested awards	(657)	(993)	(1,048)

Basic and diluted net earnings available to common shareholders from continuing operations attributable to Martin Marietta Materials, Inc.	77,765	96,181	80,895
Basic and diluted net earnings (loss) available to common shareholders from discontinued operations	3,957	(162)	3,516

Basic and diluted net earnings available to common shareholders attributable to Martin Marietta Materials, Inc.	$81,722	$96,019	$84,411

Basic weighted-average common shares outstanding	45,652	45,485	44,000
Effect of dilutive employee and director awards	141	174	190

Diluted weighted-average common shares outstanding	45,793	45,659	44,190

Goodwill And Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets [Abstract]
Changes In Goodwill

years ended December 31	Mideast Group	Southeast Group	West Group	Total

(add 000)	2011

Balance at beginning of period	$122,052	$105,870	$398,605	$626,527
Acquisitions	---	---	23,941	23,941
Amounts allocated to divestitures	---	(33,797)	---	(33,797)

Balance at end of period	$122,052	$72,073	$422,546	$616,671

	2010

Balance at beginning of period	$119,749	$105,870	$398,605	$624,224
Acquisitions	2,303	---	---	2,303

Balance at end of period	$122,052	$105,870	$398,605	$626,527

Schedule Of Intangible Assets Subject To Amortization

December 31	Gross Amount	Accumulated Amortization	Net Balance
(add 000)	2011
Noncompetition agreements	$6,984	$(5,447)	$1,537
Customer relationships	20,160	(2,070)	18,090
Use rights and other	15,865	(5,307)	10,558
Total	$43,009	$(12,824)	$30,185

	2010
Noncompetition agreements	$9,850	$(7,485)	$2,365
Customer relationships	3,550	(1,347)	2,203
Use rights and other	9,105	(5,490)	3,615
Total	$22,505	$(14,322)	$8,183

Schedule Intangible Assets Deemed To Indefinite Life And Not Being Amortized

December 31	Aggregates Business	Specialty Products	Total
(add 000)	2011
Use rights	$21,383	$--	$21,383
Trade name	--	2,565	2,565
Total	$21,383	$2,565	$23,948

	2010
Use rights	$6,800	$--	$6,800
Trade name	--	2,565	2,565
Total	$6,800	$2,565	$9,365

Schedule Of Acquired Other Intangibles

	Amount	Weighted-average amortization period
(add 000)	2011
Subject to amortization:
Noncompetition agreements	$180	7.0 years
Customer relationships	16,610	11.6 years
Use rights and other	7,410	19.5 years
	24,200	14.0 years

Not subject to amortization:
Use rights	14,583	N/A
Total	$38,783

	2010
Subject to amortization:
Noncompetition agreements	$566	9.2 years
Not subject to amortization:
Use rights	6,600	N/A
Total	$7,166

Schedule Of Estimated Amortization Expense Of Intangible Assets

(add 000)
2012	$3,623
2013	3,539
2014	3,245
2015	2,606
2016	2,370
Thereafter	14,802
Total	$30,185

Business Combinations And Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations And Discontinued Operations [Abstract]
Components Of Discontinued Operations

years ended December 31
(add 000)	2011	2010	2009
Net sales	$64,567	$75,414	$78,741

Pretax (loss) gain on operations	$(3,821)	$(1,733)	$5,126
Pretax gain (loss) on disposals	9,986	(4)	(17)
Pretax gain (loss)	6,165	(1,737)	5,109
Income tax expense (benefit)	2,208	(1,575)	1,593
Net earnings (loss)	$3,957	$(162)	$3,516

Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net [Abstract]
Schedule Of Accounts Receivable, Net

December 31
(add 000)	2011	2010
Customer receivables	$197,611	$184,857
Other current receivables	11,432	2,082
	209,043	186,939
Less allowances	(5,295)	(3,578)
Total	$203,748	$183,361

Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2011
Inventories, Net [Abstract]
Schedule Of Inventories, Net

December 31
(add 000)	2011	2010
Finished products	$350,685	$358,138
Products in process and raw materials	11,116	13,842
Supplies and expendable parts	53,287	46,958
	415,088	418,938
Less allowances	(92,481)	(87,044)
Total	$322,607	$331,894

Property, Plant And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment, Net [Abstract]
Property, Plant And Equipment, Net

December 31
(add 000)	2011	2010
Land and land improvements	$620,940	$594,866
Mineral reserves and interests	421,820	351,543
Buildings	111,796	108,266
Machinery and equipment	2,407,045	2,420,759
Construction in progress	127,091	92,841
	3,688,692	3,568,275
Less allowances for depreciation, depletion and amortization	(1,914,401)	(1,880,445)
Total	$1,774,291	$1,687,830

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt

December 31
(add 000)	2011	2010
6.875% Notes, due 2011	$--	$242,129
6.6% Senior Notes, due 2018	298,476	298,288
7% Debentures, due 2025	124,417	124,393
6.25% Senior Notes, due 2037	247,915	247,882
Term Loan Facility, due 2015, interest rate of 2.20% at December 31, 2011	250,000	--
Term Loan, due 2012, interest rate of 3.29% at December 31, 2010	--	111,750
Revolving Facility, interest rate of 2.64% at December 31, 2011	35,000	--
AR Credit Facility, interest rate of 1.66% at December 31, 2011	100,000	--
Other notes	4,276	6,317
Total	1,060,084	1,030,759
Less current maturities	(7,182)	(248,714)
Long-term debt	$1,052,902	$782,045

Commitment Amounts Under Senior Unsecured Credit Facilities

(add 000) Lender	Revolving Facility Commitment	Term Loan Facility Commitment
JPMorgan Chase Bank, N.A.	$46,667	$33,333
Wells Fargo Bank, N.A.	46,667	33,333
SunTrust Bank	46,667	33,333
Branch Banking and Trust Company	46,667	33,333
Bank of America, N.A.	46,667	33,333
Citibank, N.A.	29,167	20,833
Deutsche Bank AG New York Branch	29,167	20,833
The Northern Trust Company	29,167	20,833
Comerica Bank	14,582	10,418
Regions Bank	14,582	10,418

Total	$350,000	$250,000

Schedule Of Principal Amount, Effective Interest Rate And Maturity Date Of Debentures And Senior Notes

	Principal Amount (add 000)	Effective Interest Rate	Maturity Date
6.6% Senior Notes	$300,000	6.81%	April 15, 2018
7% Debentures	$125,000	7.12%	December 1, 2025
6.25% Senior Notes	$250,000	6.45%	May 1, 2037

Corporation's Long Term Debt Maturities

(add 000)
2012	$7,182
2013	6,181
2014	5,229
2015	370,207
2016	109
Thereafter	671,176
Total	$1,060,084

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Components Of Tax Expense (Benefit) On Income From Continuing Operations

years ended December 31
(add 000)	2011	2010	2009
Federal income taxes:
Current	$15,967	$10,539	$15,879
Deferred	4,080	14,779	5,150
Total federal income taxes	20,047	25,318	21,029
State income taxes:
Current	2,827	1,988	3,646
Deferred	(882)	3,429	1,079
Total state income taxes	1,945	5,417	4,725
Foreign income taxes:
Current	(1,006)	(260)	528
Deferred	--	443	(308)
Total foreign income taxes	(1,006)	183	220
Total taxes on income	$20,986	$30,918	$25,974

Summary Of Effective Income Tax Rate On Continuing Operations

years ended December 31	2011	2010	2009
Statutory tax rate	35.0%	35.0%	35.0%
Increase (reduction) resulting from:
Effect of statutory depletion	(17.5)	(12.8)	(14.1)
State income taxes	1.3	2.7	2.8
Foreign taxes	3.4	0.6	0.2
Domestic production deduction	(1.6)	(1.6)	(0.8)
Medicare subsidy	0.2	1.8	(0.1)
Other items	0.1	(1.9)	0.5

Effective income tax rate	20.9%	23.8%	23.5%

Deferred Tax Assets And Liabilities

December 31	Deferred Assets (Liabilities)
(add 000)	2011	2010
Deferred tax assets related to:
Employee benefits	$37,903	$44,517
Inventories	60,462	59,612
Valuation and other reserves	14,882	8,636
Net operating loss carryforwards	10,835	6,970

Gross deferred tax assets	124,082	119,735
Valuation allowance on deferred tax assets	(9,402)	(7,119)

Total net deferred tax assets	114,680	112,616

Deferred tax liabilities related to:
Property, plant and equipment	(258,433)	(235,674)
Goodwill and other intangibles	(54,782)	(61,318)
Other items, net	(1,132)	(3,940)

Total deferred tax liabilities	(314,347)	(300,932)

Net deferred tax liability	$(199,667)	$(188,316)

Deferred Tax Assets And (Liabilities) Recognized

December 31
(add 000)	2011	2010
Current deferred income tax benefits	$80,674	$83,380
Noncurrent deferred income taxes	(222,064)	(228,698)

Net deferred income taxes	$(141,390)	$(145,318)

Unrecognized Tax Benefits

years ended December 31 (add 000)	2011	2010	2009
Unrecognized tax benefits at beginning of year	$11,011	$16,722	$15,482
Gross increases – tax positions in prior years	1,217	19,619	2,072
Gross decreases – tax positions in prior years	(1,510)	(3,258)	(1,694)
Gross increases – tax positions in current year	6,274	6,462	6,312
Gross decreases – tax positions in current year	(4,625)	(5,135)	(5,393)
Settlements with taxing authorities	(3,079)	(12,573)	(57)
Lapse of statute of limitations	--	(10,826)	--

Unrecognized tax benefits at end of year	$9,288	$11,011	$16,722

Retirement Plans, Postretirement And Postemployment Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Accumulated Benefit Obligations In Excess Of Plan Assets

(add 000)	2011	2010
Projected benefit obligation	$456,365	$397,985
Accumulated benefit obligation	$417,179	$366,234
Fair value of plan assets	$324,485	$311,061

Schedule Of Weighted-Average Assumptions

Weighted-average assumptions used to determine benefit obligations as of December 31 are:

	2011	2010
Discount rate	5.14%	5.84%
Rate of increase in future compensation levels	5.00%	5.00%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31 are:

	2011	2010	2009
Discount rate	5.84%	5.90%	6.11%
Rate of increase in future compensation levels	5.00%	5.00%	5.00%
Expected long-term rate of return on assets	7.75%	7.75%	7.75%

Schedule Of Target Assets Allocation

	Percentage of Plan Assets
		December 31
Asset Class	2011 Target Allocation	2011	2010
Equity securities	56%	57%	54%
Debt securities	34%	34%	41%
Hedge funds	5%	4%	4%
Real estate	5%	5%	--
Cash	--	--	1%

Total	100%	100%	100%

Schedule Of Fair Values Of Pension Plan Assets By Asset Class And Fair Value Hierarchy Level

December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
(add 000)	2011
Equity securities:
Mid-sized to large cap	$--	$133,512	$--	$133,512
International and emerging growth funds	--	50,518	--	50,518
Debt securities:
Core fixed income	--	94,745	--	94,745
High-yield bonds	--	17,096	--	17,096
Real estate	--	15,841	--	15,841
Hedge funds	--	--	12,979	12,979
Cash	459	--	--	459
Total	$459	$311,712	$12,979	$325,150

2010
Equity securities:
Mid-sized to large cap	$--	$121,596	$--	$121,596
International and emerging growth funds	--	47,285	--	47,285
Debt securities:
Core fixed income	--	113,355	--	113,355
High-yield bonds	--	15,322	--	15,322
Hedge funds	--	--	13,453	13,453
Cash	677	--	--	677
Total	$677	$297,558	$13,453	$311,688

Schedule Of Change In Fair Value Of Pension Plan Assets

year ended December 31
(add 000)	2011	2010
Balance at January 1	$13,453	$--
Purchases	--	13,000
Unrealized (loss) gain	(474)	453
Balance at December 31	$12,979	$13,453

Schedule Of Assumed Health Care Cost Trend Rate

	2011	2010
Health care cost trend rate assumed for next year	7.5%	8.0%
Rate to which the cost trend rate gradually declines	5.0%	5.0%
Year the rate reaches the ultimate rate	2017	2017

Schedule Of One Percentage-Point Change In Assumed Health Care Cost Trend Rate

	One Percentage Point
(add 000)	Increase	(Decrease)
Total service and interest cost components	$84	$(72)
Postretirement benefit obligation	$1,340	$(1,130)

Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Components Of Net Periodic Benefit Cost

(add 000)	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$11,270	$11,056	$11,169
Interest cost	23,178	22,588	22,282
Expected return on assets	(24,493)	(21,041)	(16,271)
Amortization of:
Prior service cost	534	583	655
Actuarial loss	6,324	9,986	14,379
Transition asset	(1)	(1)	(1)
Settlement charge	375	3,455	--

Net periodic benefit cost	$17,187	$26,626	$32,213

Schedule Of Recognized Comprehensive Earnings

(add 000)	2011	2010	2009
Actuarial loss (gain)	$65,334	$(10,915)	$(29,864)
Amortization of:
Prior service cost	(534)	(583)	(655)
Actuarial loss	(6,324)	(9,986)	(14,379)
Transition asset	1	1	1
Settlement charge	(375)	(3,455)	--

Total	$58,102	$(24,938)	$(44,897)

Schedule Of Net Periodic Benefit Cost Not Yet Recognized

	2011		2010

(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service cost	$2,555	$1,545	$3,089	$1,868
Actuarial loss	156,994	94,903	98,359	59,458
Transition asset	(12)	(7)	(11)	(7)

Total	$159,537	$96,441	$101,437	$61,319

Schedule Of Change In Projected Benefit Obligation

(add 000)	2011	2010
Change in projected benefit obligation:
Net projected benefit obligation at beginning of year	$398,638	$392,737
Service cost	11,270	11,056
Interest cost	23,178	22,588
Actuarial loss	41,971	2,017
Gross benefits paid	(17,882)	(29,760)

Net projected benefit obligation at end of year	$457,175	$398,638

Schedule Of Change In Plan Assets

(add 000)	2011	2010
Change in plan assets:
Fair value of plan assets at beginning of year	$311,688	$266,846
Actual return on plan assets, net	1,129	33,973
Employer contributions	30,215	40,629
Gross benefits paid	(17,882)	(29,760)

Fair value of plan assets at end of year	$325,150	$311,688

Schedule Of Funded Status

(add 000)	2011	2010
Funded status of the plan at end of year	$(132,025)	$(86,950)

Accrued benefit cost	$(132,025)	$(86,950)

Schedule Of Amounts Recognized On Consolidated Balance Sheet

(add 000)	2011	2010
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(2,320)	$(1,934)
Noncurrent liability	(129,705)	(85,016)

Net amount recognized at end of year	$(132,025)	$(86,950)

Schedule Of Expected Benefit Payments

(add 000)
2012	$20,425
2013	$20,046
2014	$21,494
2015	$23,244
2016	$24,872
Years 2017 - 2021	$147,271

Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Components Of Net Periodic Benefit Cost

(add 000)	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$350	$548	$558
Interest cost	2,225	2,754	2,919
Amortization of:
Prior service credit	(1,740)	(1,740)	(1,489)
Actuarial (gain) loss	(85)	13	--
Total net periodic benefit cost	$750	$1,575	$1,988

Schedule Of Recognized Comprehensive Earnings

(add 000)	2011	2010	2009
Actuarial (gain) loss	$(3,884)	$(4,133)	$4,699
Prior service credit	(10,397)	(1,722)	--
Amortization of:
Prior service credit	1,740	1,740	1,489
Actuarial gain (loss)	85	(13)	--
Total	$(12,456)	$(4,128)	$6,188

Schedule Of Net Periodic Benefit Cost Not Yet Recognized

	2011		2010
(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service credit	$(16,853)	$(10,188)	$(8,196)	$(4,954)
Actuarial (gain) loss	(3,210)	(1,940)	589	356
Total	$(20,063)	$(12,128)	$(7,607)	$(4,598)

Schedule Of Change In Projected Benefit Obligation

(add 000)	2011	2010
Change in benefit obligation:
Net benefit obligation at beginning of year	$45,210	$51,906
Service cost	350	548
Interest cost	2,225	2,754
Participants' contributions	1,925	1,919
Actuarial gain	(3,884)	(4,133)
Plan amendments	(10,397)	(1,722)
Gross benefits paid	(6,250)	(6,523)
Federal subsidy on benefits paid	456	461
Net benefit obligation at end of year	$29,635	$45,210

Schedule Of Change In Plan Assets

(add 000)	2011	2010
Change in plan assets:
Fair value of plan assets at beginning of year	$--	$--
Employer contributions	3,869	4,143
Participants' contributions	1,925	1,919
Gross benefits paid	(6,250)	(6,523)
Federal subsidy on benefits paid	456	461
Fair value of plan assets at end of year	$--	$--

Schedule Of Funded Status

(add 000)	2011	2010
Funded status of the plan at end of year	$(29,635)	$(45,210)
Accrued benefit cost	$(29,635)	$(45,210)

Schedule Of Amounts Recognized On Consolidated Balance Sheet

(add 000)	2011	2010
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(2,930)	$(4,100)
Noncurrent liability	(26,705)	(41,110)
Net amount recognized at end of year	$(29,635)	$(45,210)

Schedule Of Weighted-Average Assumptions

Weighted-average assumptions used to determine the postretirement benefit obligations as of December 31 are:

	2011	2010
Discount rate	4.44%	5.57%

Weighted-average assumptions used to determine net postretirement benefit cost for the years ended December 31 are:

	2011	2010	2009
Discount rate	5.57%	5.60%	6.03%

Schedule Of Expected Benefit Payments

(add 000)	Gross Benefit Payments
2012	$2,930
2013	$3,034
2014	$3,039
2015	$2,981
2016	$2,837
Years 2017 - 2021	$11,487

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Summary Information For Stock Options

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)
Outstanding at January 1, 2011	1,143,285	$88.49
Granted	56,916	$86.90
Exercised	(41,322)	$42.55
Terminated	(7,312)	$108.01
Outstanding at December 31, 2011	1,151,567	$89.93	3.7
Exercisable at December 31, 2011	935,594	$89.36	3.2

Summary Information For Incentive Stock Awards And Restricted Stock Awards

	Incentive Stock		Restricted Stock
	Number of Awards	Weighted- Average Grant-Date Fair Value	Number of Awards	Weighted- Average Grant-Date Fair Value
January 1, 2011	28,692	$79.24	390,220	$107.27
Awarded	16,814	$84.71	46,558	$86.90
Distributed	(13,806)	$81.78	(125,978)	$128.01
Forfeited	--	$--	(5,712)	$100.87
December 31, 2011	31,700	$81.04	305,088	$95.72

Schedule Of Stock-Based Compensation Expense

(add 000, except year data)	Stock Options	Restricted Stock Awards	Incentive Compensation Awards	Directors' Awards	Total
Stock-based compensation expense recognized for years ended December 31:
2011	$2,602	$7,929	$272	$719	$11,522
2010	$3,406	$10,368	$261	$640	$14,675
2009	$5,828	$13,722	$406	$596	$20,552
Unrecognized compensation cost at December 31, 2011:	$1,734	$5,894	$215	$—	$7,843
Weighted-average period over which unrecognized compensation cost to be recognized:	1.8 years	2.1 years	1.6 years	—

Schedule Of Expected Stock-Based Compensation Expense In Future For Outstanding Awards

(add 000)
2012	$4,504
2013	2,085
2014	978
2015	276
Total	$7,843

Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Future Minimum Lease And Mineral And Other Royalty Commitments For All Noncancelable Agreements

(add 000)
2012	$70,059
2013	53,271
2014	49,502
2015	45,412
2016	34,196
Thereafter	104,156
Total	$356,596

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Schedule Of Changes In Asset Retirement Obligations

(add 000)	2011	2010
Balance at January 1	$41,079	$38,779
Accretion expense	2,645	2,464
Liabilities incurred	3,062	495
Liabilities settled	(2,091)	(392)
Revisions in estimated cash flows	(1,462)	(267)
Balance at December 31	$43,233	$41,079

Schedule Of Contractual Purchase Commitments

(add 000)
2012	$53,745
2013	16,703
2014	17,284
Total	$87,732

Business Segments (Tables)	12 Months Ended
Dec. 31, 2011
Business Segments [Abstract]
Financial Data For Continuing Operations For The Corporation's Reportable Business Segments

  years ended December 31

    (add 000)

Total revenues	2011	2010	2009
Mideast Group	$494,494	$485,436	$466,986
Southeast Group	242,580	271,533	274,734
West Group	757,626	702,736	671,685
Total Aggregates Business	1,494,700	1,459,705	1,413,405
Specialty Products	219,123	193,180	159,911
Total	$1,713,823	$1,652,885	$1,573,316

Net sales
Mideast Group	$454,029	$450,048	$438,444
Southeast Group	224,728	243,706	253,849
West Group	640,629	605,617	583,656
Total Aggregates Business	1,319,386	1,299,371	1,275,949
Specialty Products	200,575	176,346	143,719
Total	$1,519,961	$1,475,717	$1,419,668

Gross profit
Mideast Group	$124,132	$133,187	$139,004
Southeast Group	1,082	22,740	37,141
West Group	104,786	108,408	113,468
Total Aggregates Business	230,000	264,335	289,613
Specialty Products	75,405	61,685	45,584
Corporate	(3,390)	(4,294)	(3,630)
Total	$302,015	$321,726	$331,567

Selling, general and administrative expenses
Mideast Group	$42,471	$41,710	$44,200
Southeast Group	22,165	22,912	23,396
West Group	43,878	42,862	41,983
Total Aggregates Business	108,514	107,484	109,579
Specialty Products	9,197	11,046	9,446
Corporate	6,427	11,892	16,856
Total	$124,138	$130,422	$135,881

Earnings (Loss) from operations
Mideast Group	$85,049	$93,956	$95,110
Southeast Group	(21,209)	(771)	13,486
West Group	63,629	75,405	63,760
Total Aggregates Business	127,469	168,590	172,356
Specialty Products	66,305	50,578	35,734
Corporate	(32,752)	(20,786)	(25,178)
Total	$161,022	$198,382	$182,912

Assets employed
Mideast Group	$792,483	$800,888	$803,438
Southeast Group	626,538	797,536	776,543
West Group	1,390,094	1,102,970	1,088,365
Total Aggregates Business	2,809,115	2,701,394	2,668,346
Specialty Products	120,305	102,103	102,405
Corporate	218,402	271,246	468,532
Total	$3,147,822	$3,074,743	$3,239,283

Depreciation, depletion and amortization
Mideast Group	$51,151	$54,943	$56,138
Southeast Group	46,607	52,203	48,954
West Group	59,419	56,705	55,176
Total Aggregates Business	157,177	163,851	160,268
Specialty Products	7,075	8,385	7,518
Corporate	9,155	9,301	11,605
Total	$173,407	$181,537	$179,391

years ended December 31 (add 000) Total property additions	2011	2010	2009
Mideast Group	$39,504	$50,869	$39,761
Southeast Group	29,531	54,138	37,355
West Group	243,195	58,819	92,156
Total Aggregates Business	312,230	163,826	169,272
Specialty Products	21,983	6,431	10,766
Corporate	6,340	1,823	5,450
Total	$340,553	$172,080	$185,488

Property additions through acquisitions
Mideast Group	$--	$12,912	$--
Southeast Group	--	20,902	--
West Group	40,229	--	46,133
Total Aggregates Business	40,229	33,814	46,133
Specialty Products	--	--	--
Corporate	--	--	--
Total	$40,229	$33,814	$46,133

Net Sales By Product Line

Total revenues	2011	2010	2009
Aggregates	$1,368,585	$1,359,694	$1,308,410
Asphalt	63,942	51,055	57,923
Ready Mixed Concrete	33,097	25,067	26,296
Road Paving	25,369	17,775	13,483
Other	3,707	6,114	7,293
Total Aggregates Business	1,494,700	1,459,705	1,413,405
Magnesia-Based Chemicals	158,254	132,890	109,685
Dolomitic Lime	59,496	58,630	48,571
Other	1,373	1,660	1,655
Specialty Products	219,123	193,180	159,911
Total	$1,713,823	$1,652,885	$1,573,316

Net sales
Aggregates	$1,213,153	$1,218,133	$1,192,108
Asphalt	47,315	37,917	43,226
Ready Mixed Concrete	33,018	25,031	26,250
Road Paving	25,369	17,775	13,483
Other	531	515	882
Total Aggregates Business	1,319,386	1,299,371	1,275,949
Magnesia-Based Chemicals	142,620	120,475	98,643
Dolomitic Lime	56,582	54,212	43,421
Other	1,373	1,659	1,655
Specialty Products	200,575	176,346	143,719
Total	$1,519,961	$1,475,717	$1,419,668

Domestic And Foreign Total Revenues

(add 000)	2011	2010	2009
Domestic	$1,672,077	$1,618,794	$1,537,319
Foreign	41,746	34,091	35,997
Total	$1,713,823	$1,652,885	$1,573,316

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Components Of Change In Other Assets And Liabilities, Net

(add 000)	2011	2010	2009
Other current and noncurrent assets	$2,439	$3,245	$(8,194)
Accrued salaries, benefits and payroll taxes	(4,722)	(1,415)	(9,137)
Accrued insurance and other taxes	2,873	(739)	855
Accrued income taxes	6,139	10,890	2,414
Accrued pension, postretirement and postemployment benefits	(16,378)	(22,257)	6,339
Other current and noncurrent liabilities	(3,092)	(3,491)	3,207
Change in other assets and liabilities	$(12,741)	$(13,767)	$(4,516)

Schedule Of Noncash Investing And Financing Activities

(add 000)	2011	2010	2009
Noncash investing and financing activities:
Acquisition of assets through asset exchange	$150,000	$--	$--
Acquisition of land through property exchange	$--	$1,900	$--
Issuance of notes payable for acquisition of land	$--	$450	$125
Note receivable issued in connection with divestiture and sale of assets	$--	$--	$1,675

Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Number of quarries distribution facilities and plants	304
Number of states with aggregates business sales by destination	31
Percentage of aggregates business net sales in top five sales states	57.00%
Maximum FDIC, insurance limit to not available of funds in lockboxes	$ 250,000
Company policy for maximum cash maintained at one bank	100,000,000
Cash and cash equivalents	26,022,000	70,323,000	263,591,000	37,794,000
Bank time deposit accounts	12,652,000	33,037,000
Investment in money market mutual funds		30,185,000
Minimum deposit at bank related to guarantee of affiliate	an amount greater than or equal to $5,000,000
Depository accounts at Fifth Third Bank	5,014,000
Minimum at risk receivable balance for specific reserve	50,000
Weighted-average fair value of stock option granted	$ 29.94	$ 33.95	$ 28.72
Minimum likelihood for recognition of tax benefit related to uncertain tax position	50.00%
Interest expense on accrual for uncertain tax positions	305,000	1,327,000
Current Liability [Member]
Tax benefit on interest accrued for uncertain tax positions	35,000
Accrued interest	54,000
Noncurrent Liability [Member]
Tax benefit on interest accrued for uncertain tax positions	144,000	214,000
Accrued interest	$ 220,000	$ 327,000

Accounting Policies (Schedule Of Estimated Service Lives Of Property, Plant And Equipment) (Details)	12 Months Ended
Dec. 31, 2011 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Service Lives, Minimum, Years	4
Property, plant and equipment, Service Lives, Maximum, Years	50
Machinery & Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Service Lives, Minimum, Years	2
Property, plant and equipment, Service Lives, Maximum, Years	35
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Service Lives, Minimum, Years	4
Property, plant and equipment, Service Lives, Maximum, Years	30

Accounting Policies (Fair Value Of Stock Options Awarded) (Details)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009 years
Accounting Policies [Abstract]
Risk-free interest rate	2.82%	2.97%	3.31%
Dividend yield	1.90%	1.80%	1.70%
Volatility factor	36.70%	37.30%	36.90%
Expected term	7.2	7.2	7.1

Accounting Policies (Components Of Accumulated Other Comprehensive Loss Included In Consolidated Statement Of Total Equity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Abstract]
Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$ (84,204)	$ (54,245)	$ (74,214)
Foreign currency translation gains	5,076	5,929	5,017
Unamortized value of terminated forward starting interest rate swap agreements	(4,762)	(5,344)	(5,887)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Total	$ (83,890)	$ (53,660)	$ (75,084)

Accounting Policies (Components Of Accumulated Other Comprehensive Loss Net Of Noncurrent Deferred Tax Assets) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Abstract]
Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$ 55,161,000	$ 39,501,000	$ 48,601,000
Unamortized value of terminated forward starting interest rate swap agreements	3,116,000	3,497,000	3,852,000
Cumulative noncurrent deferred tax assets	$ 58,277,000	$ 42,998,000	$ 52,453,000

Accounting Policies (Basic And Diluted Earnings Per Common Share) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Abstract]
Net earnings from continuing operations attributable to Martin Marietta Materials, Inc.	$ 78,422	$ 97,174	$ 81,943
Less: Distributed and undistributed earnings attributable to unvested awards	(657)	(993)	(1,048)
Basic and diluted net earnings available to common shareholders from continuing operations attributable to Martin Marietta Materials, Inc.	77,765	96,181	80,895
Discontinued operations	3,957	(162)	3,516
Basic and diluted net earnings available to common shareholders attributable to Martin Marietta Materials, Inc.	$ 81,722	$ 96,019	$ 84,411
Basic weighted-average common shares outstanding	45,652	45,485	44,000
Effect of dilutive employee and director awards	141	174	190
Diluted weighted-average common shares outstanding	45,793	45,659	44,190

Goodwill And Intangible Assets (Changes In Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Balance at beginning of period	$ 626,527	$ 624,224
Acquisitions	23,941	2,303
Amounts allocated to divestitures	(33,797)
Balance at end of period	616,671	626,527
Mideast Group [Member]
Goodwill [Line Items]
Balance at beginning of period	122,052	119,749
Acquisitions		2,303
Balance at end of period	122,052	122,052
Southeast Group [Member]
Goodwill [Line Items]
Balance at beginning of period	105,870	105,870
Acquisitions
Amounts allocated to divestitures	(33,797)
Balance at end of period	72,073	105,870
West Group [Member]
Goodwill [Line Items]
Balance at beginning of period	398,605	398,605
Acquisitions	23,941
Balance at end of period	$ 422,546	$ 398,605

Goodwill And Intangible Assets (Schedule Of Intangible Assets Subject To Amortization) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 43,009	$ 22,505
Accumulated Amortization	(12,824)	(14,322)
Net Balance	30,185	8,183
Noncompetition Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	6,984	9,850
Accumulated Amortization	(5,447)	(7,485)
Net Balance	1,537	2,365
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	20,160	3,550
Accumulated Amortization	(2,070)	(1,347)
Net Balance	18,090	2,203
Use Rights And Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	15,865	9,105
Accumulated Amortization	(5,307)	(5,490)
Net Balance	$ 10,558	$ 3,615

Goodwill And Intangible Assets (Schedule Intangible Assets Deemed To Indefinite Life And Not Being Amortized) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite life intangible assets	$ 23,948	$ 9,365
Aggregates Business [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite life intangible assets	21,383	6,800
Specialty Products [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite life intangible assets	2,565	2,565
Use Rights [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite life intangible assets	21,383	6,800
Use Rights [Member] | Aggregates Business [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite life intangible assets	21,383	6,800
Trade Name [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite life intangible assets	2,565	2,565
Trade Name [Member] | Specialty Products [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite life intangible assets	$ 2,565	$ 2,565

Goodwill And Intangible Assets (Schedule Of Acquired Other Intangibles) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Total, subject to amortization	$ 24,200,000
Total, Amount	38,783,000	7,166,000
Weighted-average amortization period, Years	14
Amortization expense of intangible assets	1,812,000	1,453,000	1,711,000
Use Rights [Member]
Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Other intangibles not subject to amortization	14,583,000	6,600,000
Noncompetition Agreements [Member]
Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Other intangibles subject to amortization	180,000	566,000
Weighted-average amortization period, Years	7	9.2
Customer Relationships [Member]
Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Other intangibles subject to amortization	16,610,000
Weighted-average amortization period, Years	11.6
Use Rights And Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Other intangibles subject to amortization	$ 7,410,000
Weighted-average amortization period, Years	19.5

Goodwill And Intangible Assets (Schedule Of Estimated Amortization Expense Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets [Abstract]
2012	$ 3,623
2013	3,539
2014	3,245
2015	2,606
2016	2,370
Thereafter	14,802
Total	$ 30,185

Business Combinations And Discontinued Operations (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Combinations And Discontinued Operations [Abstract]
Acquisitions, net	$ 91,569	$ 43,299	$ 49,593

Business Combinations And Discontinued Operations (Components Of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Combinations And Discontinued Operations [Abstract]
Net sales	$ 64,567	$ 75,414	$ 78,741
Pretax (loss) gain on operations	(3,821)	(1,733)	5,126
Pretax gain (loss) on disposals	9,986	(4)	(17)
Pretax gain (loss)	6,165	(1,737)	5,109
Income tax expense (benefit)	2,208	(1,575)	1,593
Net earnings (loss)	$ 3,957	$ (162)	$ 3,516

Accounts Receivable, Net (Schedule Of Accounts Receivable, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable, Net [Abstract]
Customer receivables	$ 197,611	$ 184,857
Other current receivables	11,432	2,082
Accounts Receivable, gross	209,043	186,939
Less allowances	(5,295)	(3,578)
Total	$ 203,748	$ 183,361

Inventories, Net (Schedule Of Inventories, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories, Net [Abstract]
Finished products	$ 350,685	$ 358,138
Products in process and raw materials	11,116	13,842
Supplies and expendable parts	53,287	46,958
Inventories, Gross	415,088	418,938
Less allowances	(92,481)	(87,044)
Total	$ 322,607	$ 331,894

Property, Plant And Equipment, Net (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Mineral reserves and interests, net	$ 353,819,000	$ 285,729,000
Capitalized interest cost	1,816,000	2,129,000	1,010,000
Depreciation, depletion and amortization	173,407,000	181,537,000	179,391,000
Bahamas And Canada [Member]
Property, Plant and Equipment [Line Items]
Net fixed assets in foreign countries	72,181,000	73,883,000
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation, depletion and amortization	$ 169,974,000	$ 178,426,000	$ 176,050,000

Property, Plant And Equipment, Net (Schedule Of Property, Plant And Equipment, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment, Net [Abstract]
Land and land improvements	$ 620,940	$ 594,866
Mineral reserves and interests	421,820	351,543
Buildings	111,796	108,266
Machinery and equipment	2,407,045	2,420,759
Construction in progress	127,091	92,841
Gross property, plant and equipment	3,688,692	3,568,275
Less allowances for depreciation, depletion and amortization	(1,914,401)	(1,880,445)
Net property, plant and equipment	$ 1,774,291	$ 1,687,830

Long-Term Debt (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2011 6.875% Notes, Due 2011 [Member]	Dec. 31, 2011 6.875% Notes, Due 2011 [Member]	Dec. 31, 2010 6.875% Notes, Due 2011 [Member]	Dec. 31, 2011 6.6% Senior Notes, Due 2018 [Member]	Dec. 31, 2010 6.6% Senior Notes, Due 2018 [Member]	Jan. 23, 2011 6.25% Senior Notes, Due 2037 [Member]	Dec. 31, 2011 6.25% Senior Notes, Due 2037 [Member]	Dec. 31, 2010 6.25% Senior Notes, Due 2037 [Member]	Mar. 31, 2011 Term Loan Due 2012 [Member]	Apr. 30, 2011 AR Credit Facility [Member]	Dec. 31, 2011 AR Credit Facility [Member]	Mar. 31, 2011 AR Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Mar. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2010 Revolving Credit Facility [Member]	Mar. 31, 2011 Term Loan Facility [Member]	Dec. 31, 2011 Including Acquisition Bridge Debt [Member]	Dec. 31, 2011 Excluding Acquisition Bridge Debt [Member]	Dec. 31, 2011 Maximum [Member] Unrestricted Cash Reduction [Member]	Dec. 31, 2011 Minimum [Member] Unrestricted Cash Reduction [Member]
Debt Instrument [Line Items]
Credit facility commitment			$ 10,000,000													$ 100,000,000		$ 350,000,000		$ 250,000,000
Floating rate senior note repaid				217,590,000	242,140,000
Outstanding borrowing under credit facility			1,963,000												100,000,000
Line of credit facility, interest rate description		one-month LIBOR plus 1.35%
Additional borrowings under AR credit facility														100,000,000
Senior notes debt outstanding repurchased after year end										20,000,000
Percent of par value paid to repurchase senior notes										$ 90.75
Revolving credit facility borrowings to finance repurchase of senior notes after year end										18,200,000
Annual principal payment of debt		5,000,000
Repayment of debt	111,750,000
Debt instrument interest rate			The base rate is defined as the highest of (i) JPMorgan Chase Bank N.A.'s prime lending rate, (ii) the federal funds rate plus 0.5% and (iii) one-month LIBOR plus 1%.
Debt instrument maturity period						2011	Due 2011	April 15, 2018	April 15, 2018	2037	May 1, 2037	May 1, 2037	2012		April 20, 2012		March 31, 2015
Interest rate on notes					6.88%	6.88%	6.88%	6.60%	6.60%	6.25%	6.25%	6.25%
Required offer price to repurchase senior notes if change of control repurchase event and downgrade below investment grade credit rating occurs			101.00%
Debt covenant			The Corporation's Credit Agreement and AR Credit Facility, as amended, require the Corporation's ratio of consolidated debt to consolidated earnings before interest, taxes, depreciation, depletion and amortization (EBITDA), as defined, for the trailing twelve months (the "Ratio") to not exceed 3.50x as of the end of any fiscal quarter, provided that the Corporation may exclude from the Ratio debt incurred in connection with certain acquisitions for a period of 180 days so long as the Corporation maintains specified ratings on its long-term unsecured debt and the Ratio calculated without such exclusion does not exceed 3.75x. Additionally, if no amounts are outstanding under both the Revolving Facility and the AR Credit Facility, consolidated debt, including debt guaranteed by the Corporation, may be reduced by the Corporation's unrestricted cash and cash equivalents in excess of $50,000,000, such reduction not to exceed $200,000,000, for purposes of the covenant calculation																		3.50x	3.75x
Reduction of consolidated debt in the debt ratio calculation																								50,000,000
Maximum consolidated debt reduction for unrestricted cash and cash equivalents for debt covenant calculation																							200,000,000
Outstanding letters of credit			14,796,000																1,963,000
Additional interest expense			963,000	898,000
Increase in annual interest expense due to ongoing amortization of the terminated value of the swap agreements								$ 1,000,000

Long-Term Debt (Long-Term Debt) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 6.875% Notes, Due 2011 [Member]	Dec. 31, 2010 6.875% Notes, Due 2011 [Member]	Apr. 30, 2011 6.875% Notes, Due 2011 [Member]	Dec. 31, 2011 6.6% Senior Notes, Due 2018 [Member]	Dec. 31, 2010 6.6% Senior Notes, Due 2018 [Member]	Dec. 31, 2011 7% Debentures, Due 2025 [Member]	Dec. 31, 2010 7% Debentures, Due 2025 [Member]	Jan. 23, 2011 6.25% Senior Notes, Due 2037 [Member]	Dec. 31, 2011 6.25% Senior Notes, Due 2037 [Member]	Dec. 31, 2010 6.25% Senior Notes, Due 2037 [Member]	Dec. 31, 2011 Term Loan Facility, Due 2015, Interest Rate Of 0% At December 31, 2011 [Member]	Dec. 31, 2010 Term Loan Facility, Due 2015, Interest Rate Of 0% At December 31, 2011 [Member]	Dec. 31, 2011 Term Loan, Due 2012, Interest Rate Of 3.29% At December 31, 2010 [Member]	Dec. 31, 2010 Term Loan, Due 2012, Interest Rate Of 3.29% At December 31, 2010 [Member]	Dec. 31, 2011 Revolving Facility, Interest Rate Of 0% At December 31, 2011 [Member]	Dec. 31, 2011 AR Credit Facility, Interest Rate Of 0% At December 31, 2011 [Member]	Dec. 31, 2011 Other Notes [Member]	Dec. 31, 2010 Other Notes [Member]
Debt Instrument [Line Items]
Total debt	$ 1,060,084,000	$ 1,030,759,000		$ 242,129,000		$ 298,476,000	$ 298,288,000	$ 124,417,000	$ 124,393,000		$ 247,915,000	$ 247,882,000	$ 250,000,000			$ 111,750,000
Credit Facility	1,963,000																35,000,000	100,000,000
Other notes																			4,276,000	6,317,000
Less current maturities	(7,182,000)	(248,714,000)
Long-term debt	$ 1,052,902,000	$ 782,045,000
Interest rate on notes			6.88%	6.88%	6.88%	6.60%	6.60%	7.00%	7.00%	6.25%	6.25%	6.25%				3.29%
Interest rate on term loan													2.20%		3.29%
Maturity date			2011	Due 2011		April 15, 2018	April 15, 2018	December 1, 2025	December 1, 2025	2037	May 1, 2037	May 1, 2037	2015	Due 2015	2012	Due 2012
Credit Facility interest rate																	2.64%	1.66%

Long-Term Debt (Senior Unsecured Credit Facilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Line of Credit Facility [Line Items]
Revolving Facility Commitment	$ 350,000
Term Loan Facility Commitment	250,000
JPMorgan Chase Bank [Member]
Line of Credit Facility [Line Items]
Revolving Facility Commitment	46,667
Term Loan Facility Commitment	33,333
Wells Fargo Bank [Member]
Line of Credit Facility [Line Items]
Revolving Facility Commitment	46,667
Term Loan Facility Commitment	33,333
SunTrust Bank [Member]
Line of Credit Facility [Line Items]
Revolving Facility Commitment	46,667
Term Loan Facility Commitment	33,333
Branch Banking And Trust Company [Member]
Line of Credit Facility [Line Items]
Revolving Facility Commitment	46,667
Term Loan Facility Commitment	33,333
Bank Of America [Member]
Line of Credit Facility [Line Items]
Revolving Facility Commitment	46,667
Term Loan Facility Commitment	33,333
Citibank [Member]
Line of Credit Facility [Line Items]
Revolving Facility Commitment	29,167
Term Loan Facility Commitment	20,833
Deutsche Bank AG New York Branch [Member]
Line of Credit Facility [Line Items]
Revolving Facility Commitment	29,167
Term Loan Facility Commitment	20,833
The Northern Trust Company [Member]
Line of Credit Facility [Line Items]
Revolving Facility Commitment	29,167
Term Loan Facility Commitment	20,833
Comerica Bank [Member]
Line of Credit Facility [Line Items]
Revolving Facility Commitment	14,582
Term Loan Facility Commitment	10,418
Regions Bank [Member]
Line of Credit Facility [Line Items]
Revolving Facility Commitment	14,582
Term Loan Facility Commitment	$ 10,418

Long-Term Debt (Schedule Of Principal Amount, Effective Interest Rate And Maturity Date Of Debentures And Senior Notes) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 23, 2011	Dec. 31, 2011	Dec. 31, 2010
6.6% Senior Notes, Due 2018 [Member]
Debt Instrument [Line Items]
Principal Amount		$ 300,000,000
Effective Interest Rate		6.81%
Maturity date		April 15, 2018	April 15, 2018
7% Debentures, Due 2025 [Member]
Debt Instrument [Line Items]
Principal Amount		125,000,000
Effective Interest Rate		7.12%
Maturity date		December 1, 2025	December 1, 2025
6.25% Senior Notes, Due 2037 [Member]
Debt Instrument [Line Items]
Principal Amount		$ 250,000,000
Effective Interest Rate		6.45%
Maturity date	2037	May 1, 2037	May 1, 2037

Long-Term Debt (Corporation's Long Term Debt Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-Term Debt [Abstract]
2012	$ 7,182
2013	6,181
2014	5,229
2015	370,207
2016	109
Thereafter	671,176
Total debt	$ 1,060,084	$ 1,030,759

Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments [Abstract]
Maturities of cash equivalents, in months	three
Long-term notes and debentures, carrying value	$ 1,060,084,000	$ 1,030,759,000
Long-term notes and debentures, fair value	$ 1,087,726,000	$ 1,051,704,000

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reduction In APIC Pool Of Excess Tax Benefits From Stock Based Compensation Transactions	$ 966,000
Income tax benefits attributable to stock-based compensation		1,291,000	555,000
Foreign pretax loss	12,897,000	2,410,000	725,000
Valuation allowance attributable to net operating loss carryforwards	8,846,000	6,329,000
Deferred tax assets, other comprehensive loss	58,277,000	42,998,000	52,453,000
Deferred tax liability, related to subsidiary		52,000
Unrecognized tax benefits potentially affecting income tax rate if recognized	4,915,000	4,892,000
Refunds tax	3,010,000	5,571,000
Refund tax, per share	$ 0.07	$ 0.12
Tax year	2008	2004
Tax deduction, percentage		9.00%	6.00%
Increased net earnings	2,035,000	1,696,000	611,000
Increased net earnings, per share	$ 0.04	$ 0.04	$ 0.01
Operating loss carryforwards, amount	140,738,000	126,738,000
Operating loss carryforwards, expiration dates	2031
Deferred tax assets, carryforwards	10,835,000	6,970,000
Deferred tax asset, valuation allowance	9,402,000	7,119,000
Domestic and foreign tax credits, amount	3,761,000	3,964,000
Domestic and foreign tax credits, valuation allowance	556,000	790,000
Canadian Subsidiary [Member]
Valuation allowance attributable to net operating loss carryforwards	$ 2,680,000
Maximum [Member]
Domestic and foreign tax credits, expiration dates	2030
Minimum [Member]
Domestic and foreign tax credits, expiration dates	2018

Income Taxes (Components Of Tax Expense (Benefit) On Income From Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Current	$ 15,967	$ 10,539	$ 15,879
Deferred	4,080	14,779	5,150
Total federal income taxes	20,047	25,318	21,029
Current	2,827	1,988	3,646
Deferred	(882)	3,429	1,079
Total state income taxes	1,945	5,417	4,725
Current	(1,006)	(260)	528
Deferred		443	(308)
Total foreign income taxes	(1,006)	183	220
Total taxes on income	$ 20,986	$ 30,918	$ 25,974

Income Taxes (Summary Of Effective Income Tax Rate On Continuing Operations) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Statutory tax rate	35.00%	35.00%	35.00%
Effect of statutory depletion	(17.50%)	(12.80%)	(14.10%)
State income taxes	1.30%	2.70%	2.80%
Foreign taxes	3.40%	0.60%	0.20%
Domestic production deduction	(1.60%)	(1.60%)	(0.80%)
Medicare subsidy	0.20%	1.80%	(0.10%)
Other items	0.10%	(1.90%)	0.50%
Effective income tax rate	20.90%	23.80%	23.50%

Income Taxes (Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Employee benefits	$ 37,903	$ 44,517
Inventories	60,462	59,612
Valuation and other reserves	14,882	8,636
Net operating loss carryforwards	10,835	6,970
Gross deferred tax assets	124,082	119,735
Valuation allowance on deferred tax assets	(9,402)	(7,119)
Total net deferred tax assets	114,680	112,616
Property, plant and equipment	(258,433)	(235,674)
Goodwill and other intangibles	(54,782)	(61,318)
Other items, net	(1,132)	(3,940)
Total deferred tax liabilities	(314,347)	(300,932)
Net deferred tax liability	$ (199,667)	$ (188,316)

Income Taxes (Deferred Tax Assets And (Liabilities) Recognized) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current deferred income tax benefits	$ 80,674	$ 83,380
Noncurrent deferred income taxes	(222,064)	(228,698)
Net deferred income taxes	$ (141,390)	$ (145,318)

Income Taxes (Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Unrecognized tax benefits at beginning of year	$ 11,011	$ 16,722	$ 15,482
Gross increases - tax positions in prior years	1,217	19,619	2,072
Gross decreases - tax positions in prior years	(1,510)	(3,258)	(1,694)
Gross increases - tax positions in current year	6,274	6,462	6,312
Gross decreases - tax positions in current year	(4,625)	(5,135)	(5,393)
Settlements with taxing authorities	(3,079)	(12,573)	(57)
Lapse of statute of limitations		(10,826)
Unrecognized tax benefits at end of year	$ 9,288	$ 11,011	$ 16,722

Retirement Plans, Postretirement And Postemployment Benefits (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Prior service cost, recognized in net periodic benefit cost	$ 466,000
Prior service cost, recognized in net periodic benefit cost - deferred tax asset and liability	184,000
Transition assets, recognized in net periodic benefit cost	1,000
Accumulated benefit obligation for defined benefit pension plans	417,771,000	366,701,000
Pension contribution and SERP payments	30,215,000	40,629,000
Corporation's matching obligations	5,370,000	5,074,000	5,012,000
Accrued postemployment benefits	1,691,000	1,545,000
Basis point reduction in discount rate assumption	70
SERP Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated contribution of pension plans	31,000,000
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial gain (loss), recognized in net periodic benefit cost	13,168,000
Actuarial gain (loss), recognized in net periodic benefit cost - deferred tax asset and liability	5,208,000
Postretirement Health Care Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated contribution of pension plans	2,930,000
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost, recognized in net periodic benefit cost	257,000
Prior service cost, recognized in net periodic benefit cost - deferred tax asset and liability	102,000
Actuarial gain (loss), recognized in net periodic benefit cost	3,255,000
Actuarial gain (loss), recognized in net periodic benefit cost - deferred tax asset and liability	1,287,000
Pension contribution and SERP payments	$ 3,869,000	$ 4,143,000
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of pension asset equity securities in mid and large capitalization funds	63.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of pension assets invested in debt securities with objective of exceeding return of Barclays Capital Aggregate Bond Index	85.00%

Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Components Of Net Periodic Benefit Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 11,270	$ 11,056
Interest cost	23,178	22,588
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	11,270	11,056	11,169
Interest cost	23,178	22,588	22,282
Expected return on assets	(24,493)	(21,041)	(16,271)
Prior service cost	534	583	655
Actuarial loss	6,324	9,986	14,379
Transition asset	(1)	(1)	(1)
Settlement charge	375	3,455
Total net periodic benefit cost	17,187	26,626	32,213
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	350	548	558
Interest cost	2,225	2,754	2,919
Prior service cost	(1,740)	(1,740)	(1,489)
Actuarial loss	85	(13)
Total net periodic benefit cost	$ 750	$ 1,575	$ 1,988

Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Recognized Comprehensive Earnings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial (gain) loss	$ 65,334	$ (10,915)	$ (29,864)
Prior service cost	534	583	655
Actuarial loss	(6,324)	(9,986)	(14,379)
Transition asset	1	1	1
Settlement charge	(375)	(3,455)
Total	58,102	(24,938)	(44,897)
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial (gain) loss	(3,884)	(4,133)	4,699
Prior service cost	(1,740)	(1,740)	(1,489)
Actuarial loss	(85)	13
Prior service credit	(10,397)	(1,722)
Total	$ (12,456)	$ (4,128)	$ 6,188

Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Net Periodic Benefit Cost Not Yet Recognized) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Prior service cost - Gross	$ 2,555	$ 3,089
Actuarial loss - Gross	156,994	98,359
Transition asset - Gross	(12)	(11)
Total - Gross	159,537	101,437
Prior service cost - Net of tax	1,545	1,868
Actuarial loss - Net of tax	94,903	59,458
Transition asset - Net of tax	(7)	(7)
Total - Net of tax	96,441	61,319
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost - Gross	(16,853)	(8,196)
Actuarial loss - Gross	(3,210)	589
Total - Gross	(20,063)	(7,607)
Prior service cost - Net of tax	(10,188)	(4,954)
Actuarial loss - Net of tax	(1,940)	356
Total - Net of tax	$ 12,128	$ (4,598)

Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Change In Projected Benefit Obligation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Net projected benefit obligation at beginning of year	$ 398,638	$ 392,737
Service cost	11,270	11,056
Interest cost	23,178	22,588
Actuarial loss	41,971	2,017
Gross benefits paid	(17,882)	(29,760)
Net projected benefit obligation at end of year	457,175	398,638
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	11,270	11,056	11,169
Interest cost	23,178	22,588	22,282
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net projected benefit obligation at beginning of year	45,210	51,906
Service cost	350	548	558
Interest cost	2,225	2,754	2,919
Participants' contributions	1,925	1,919
Actuarial loss	(3,884)	(4,133)
Plan amendments	(10,397)	(1,722)
Gross benefits paid	(6,250)	(6,523)
Federal subsidy on benefits paid	456	461
Net projected benefit obligation at end of year	$ 29,635	$ 45,210	$ 51,906

Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Change In Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 311,688	$ 266,846
Actual return on plan assets, net	1,129	33,973
Employer contributions	30,215	40,629
Gross benefits paid	(17,882)	(29,760)
Fair value of plan assets at end of year	325,150	311,688
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year
Employer contributions	3,869	4,143
Participants' contributions	1,925	1,919
Gross benefits paid	(6,250)	(6,523)
Federal subsidy on benefits paid	456	461
Fair value of plan assets at end of year

Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Funded Status) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Funded status of the plan at end of year	$ (132,025)	$ (86,950)
Accrued benefit cost	(132,025)	(86,950)
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status of the plan at end of year	(29,635)	(45,210)
Accrued benefit cost	$ (29,635)	$ (45,210)

Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Amounts Recognized On Consolidated Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Current liability	$ (2,320)	$ (1,934)
Noncurrent liability	(129,705)	(85,016)
Net amount recognized at end of year	(132,025)	(86,950)
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current liability	(2,930)	(4,100)
Noncurrent liability	(26,705)	(41,110)
Net amount recognized at end of year	$ (29,635)	$ (45,210)

Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Accumulated Benefit Obligations In Excess Of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans, Postretirement And Postemployment Benefits [Abstract]
Projected benefit obligation	$ 456,365	$ 397,985
Accumulated benefit obligation	417,179	366,234
Fair value of plan assets	$ 324,485	$ 311,061

Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Weighted-Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.14%	5.84%
Rate of increase in future compensation levels	5.00%	5.00%
Discount rate	5.84%	5.90%	6.11%
Rate of increase in future compensation levels	5.00%	5.00%	5.00%
Expected long-term rate of return on assets	7.75%	7.75%	7.75%
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.44%	5.57%
Discount rate	5.57%	5.60%	6.03%

Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Target Assets Allocation) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	56.00%
Debt securities, Target Allocation	34.00%
Total, Target Allocation	100.00%
Equity securities	57.00%	54.00%
Debt securities	34.00%	41.00%
Total	100.00%	100.00%
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	5.00%
Other securities	4.00%	4.00%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	5.00%
Other securities	5.00%
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation
Other securities		1.00%

Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Fair Values Of Pension Plan Assets By Asset Class And Fair Value Hierarchy Level) (Details) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	$ 325,150	$ 311,688	$ 266,846
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	12,979	13,453
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	459	677
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	459	677
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	459	677
Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	311,712	297,558
Significant Observable Inputs (Level 2) [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
Significant Observable Inputs (Level 2) [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	12,979	13,453
Significant Unobservable Inputs (Level 3) [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	12,979	13,453
Significant Unobservable Inputs (Level 3) [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
Mid-Sized To Large Cap [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	133,512	121,596
Mid-Sized To Large Cap [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
Mid-Sized To Large Cap [Member] | Significant Observable Inputs (Level 2) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	133,512	121,596
Mid-Sized To Large Cap [Member] | Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
International And Emerging Growth Funds [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	50,518	47,285
International And Emerging Growth Funds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
International And Emerging Growth Funds [Member] | Significant Observable Inputs (Level 2) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	50,518	47,285
International And Emerging Growth Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
Core Fixed Income [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	94,745	113,355
Core Fixed Income [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
Core Fixed Income [Member] | Significant Observable Inputs (Level 2) [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	94,745	113,355
Core Fixed Income [Member] | Significant Unobservable Inputs (Level 3) [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
High-Yield Bonds [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	17,096	15,322
High-Yield Bonds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
High-Yield Bonds [Member] | Significant Observable Inputs (Level 2) [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	17,096	15,322
High-Yield Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	15,841
Real Estate [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
Real Estate [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	$ 15,841

Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Change In Fair Value Of Pension Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 325,150	$ 311,688	$ 266,846	$ 13,453
Purchases					13,000
Unrealized gain				(474)	453
Fair value of plan assets at end of year	$ 325,150	$ 311,688	$ 266,846	$ 12,979	$ 13,453

Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Gross Benefit Payments - 2012	$ 20,425
Gross Benefit Payments - 2013	20,046
Gross Benefit Payments - 2014	21,494
Gross Benefit Payments - 2015	23,244
Gross Benefit Payments - 2016	24,872
Gross Benefit Payments - Years 2017 - 2021	147,271
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Gross Benefit Payments - 2012	2,930
Gross Benefit Payments - 2013	3,034
Gross Benefit Payments - 2014	3,039
Gross Benefit Payments - 2015	2,981
Gross Benefit Payments - 2016	2,837
Gross Benefit Payments - Years 2017 - 2021	$ 11,487

Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Assumed Health Care Cost Trend Rate) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans, Postretirement And Postemployment Benefits [Abstract]
Health care cost trend rate assumed for next year	7.50%	8.00%
Rate to which the cost trend rate gradually declines	5.00%	5.00%
Year the rate reaches the ultimate rate	2017	2017

Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of One Percentage-Point Change In Assumed Health Care Cost Trend Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Retirement Plans, Postretirement And Postemployment Benefits [Abstract]
Total service and interest cost components, Increase	$ 84
Total service and interest cost components, Decrease	(72)
Postretirement benefit obligation, Increase	1,340
Postretirement benefit obligation, Decrease	$ (1,130)

Stock-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options granted	56,916
Non-qualified stock options received by nonemployee directors	3,000
Weighted-average grant-date exercise price of options granted	$ 86.9	$ 95.27	$ 79.79
Aggregate intrinsic values of options exercised	$ 1,621,000	$ 3,978,000	$ 889,000
Aggregate intrinsic values for options outstanding	9,947,000
Aggregate intrinsic values for options exercisable	9,947,000
Shares available for grant	573,000
Common stock price	$ 75.41
Percentage of incentive compensation to acquire shares, maximum	50.00%
Percentage of discount rate to market value on the incentive compensation	20.00%
Company normal retirement age	62
Common stock reserved for future issuance	250,000
Cumulative shares issued under shareholder value achievement plan	42,025
Recognized tax benefit related to stock-based compensation expense	4,557,000	5,804,000	8,128,000
Incentive Compensation Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock price	$ 75.41
Weighted-average grant-date fair value of stock awards, granted	$ 84.71	$ 79.78	$ 81.75
Aggregate intrinsic values for stock awards	335,000
Aggregate intrinsic values of stock awards, distributed	165,000	0	0
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock price	$ 75.41
Weighted-average grant-date fair value of stock awards, granted	$ 86.9	$ 91.33	$ 80.29
Aggregate intrinsic values for stock awards	23,007,000
Aggregate intrinsic values of stock awards, distributed	$ 10,237,000	$ 10,031,000	$ 14,888,000
Directors' Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum percentage of directors retainer required to be paid in common stock	50.00%
Percentage of discount rate to market value on directors fees paid in common stock	20.00%
Common stock reserved for future issuance	300,000
Common stock issued under the plan	19,977	17,804	18,072

Stock-Based Compensation (Summary Information For Stock Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation [Abstract]
Number of Options, Outstanding January 1,2011	1,143,285
Number of Options, Granted	56,916
Number of Options, Exercised	(41,322)
Number of Options, Terminated	(7,312)
Number of Options, Outstanding at December 31, 2011	1,151,567
Number of Options, Exercisable at December 31, 2011	935,594
Weighted-Average Exercise Price, Outstanding at January 1, 2011	$ 88.49
Weighted-Average Exercise Price, Granted	$ 86.9	$ 95.27	$ 79.79
Weighted-Average Exercise Price, Exercised	$ 42.55
Weighted-Average Exercise Price, Terminated	$ 108.01
Weighted-Average Exercise Price, Outstanding at December 31, 2011	$ 89.93
Weighted-Average Exercise Price, Exercisable at December 31, 2011	$ 89.36
Weighted-Average Remaining Contractual Life (years), Outstanding at December 31, 2011	3.7
Weighted-Average Remaining Contractual Life (years), Exercisable at December 31, 2011	3.2

Stock-Based Compensation (Summary Information For Incentive Stock Awards And Restricted Stock Awards) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Incentive Compensation Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, January 1, 2011	28,692
Number of Awards, Awarded	16,814
Number of Awards, Distributed	(13,806)
Number of Awards, December 31, 2011	31,700	28,692
Weighted-Average Grant-Date Fair Value, January 1, 2011	$ 79.24
Weighted-Average Grant-Date Fair Value, Awarded	$ 84.71	$ 79.78	$ 81.75
Weighted-Average Grant-Date Fair Value, Distributed	$ 81.78
Weighted-Average Grant-Date Fair Value, December 31, 2011	$ 81.04	$ 79.24
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, January 1, 2011	390,220
Number of Awards, Awarded	46,558
Number of Awards, Distributed	(125,978)
Number of Awards, Forfeited	(5,712)
Number of Awards, December 31, 2011	305,088	390,220
Weighted-Average Grant-Date Fair Value, January 1, 2011	$ 107.27
Weighted-Average Grant-Date Fair Value, Awarded	$ 86.9	$ 91.33	$ 80.29
Weighted-Average Grant-Date Fair Value, Distributed	$ 128.01
Weighted-Average Grant-Date Fair Value, Forfeited	$ 100.87
Weighted-Average Grant-Date Fair Value, December 31, 2011	$ 95.72	$ 107.27

Stock-Based Compensation (Schedule Of Stock-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 11,522	$ 14,675	$ 20,552
Unrecognized compensation cost	7,843
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	2,602	3,406	5,828
Unrecognized compensation cost	1,734
Weighted-average period over which unrecognized compensation cost to be recognized (In Years)	1.8
Incentive Compensation Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	272	261	406
Unrecognized compensation cost	215
Weighted-average period over which unrecognized compensation cost to be recognized (In Years)	1.6
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	7,929	10,368	13,722
Unrecognized compensation cost	5,894
Weighted-average period over which unrecognized compensation cost to be recognized (In Years)	2.1
Directors' Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	719	640	596
Unrecognized compensation cost

Stock-Based Compensation (Schedule Of Expected Stock-Based Compensation Expense In Future For Outstanding Awards) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
2012	$ 4,504
2013	2,085
2014	978
2015	276
Total	$ 7,843

Leases (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leased Assets [Line Items]
Lease expense for operating leases	$ 46,314,000	$ 47,830,000	$ 51,738,000
Total royalties	36,333,000	37,474,000	34,563,000
Corporate [Member]
Operating Leased Assets [Line Items]
Future minimum lease commitments related to contracts of affreightment	$ 128,526,000

Leases (Future Minimum Lease And Mineral And Other Royalty Commitments For All Noncancelable Agreements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Leases [Abstract]
2012	$ 70,059
2013	53,271
2014	49,502
2015	45,412
2016	34,196
Thereafter	104,156
Total	$ 356,596

Shareholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock reserved for issuance under stock-based plans	2,412,000
Common stock remaining under repurchase authorization	5,041,900
Sale of common stock			3,777,565
Gross proceeds from sale of common stock			$ 299,998,000
Net proceeds from sale of common stock	$ 1,473,000	$ 3,047,000	$ 294,177,000
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value	$ 0.01	$ 0.01
Percentage ownership by person or group making rights exercisable	15.00%
Rights exercisable price, per share	$ 315
Rights redemption price, per right	$ 0.001
Class A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock reserved for issuance under stock-based plans	100,000
Class B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock reserved for issuance under stock-based plans	200,000

Commitments And Contingencies (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended
	Apr. 08, 2011	Jul. 31, 2010	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 20, 2011
Commitments And Contingencies [Abstract]
Settled to legal proceedings			$ 7,000,000		$ 7,000,000
Increase in net earnings					2,751,000
Increase in earnings per diluted share					$ 0.06
Asset retirement obligation depreciation and accretion				3,892,000	3,689,000	4,019,000
Liability reserve for insurance claims				23,749,000	24,666,000
Increased accrual for casualty claims				1,100,000	1,500,000
Decreased net earnings for estimated cost of claims				665,000	907,000
Increase decrease per diluted share due to changes in estimated cost of claims for prior policy years				$ 0.01	$ 0.02
Contingently liability in letters of credit				14,796,000
Credit Facility				1,963,000
Surety bonds				210,892,000
Balance of top 5 surety bonds				69,239,000
Group of bonds, amount				5
Top 5 surety bonds percentage				33.00%
Payment obligation of affiliate		12,400,000
Guarantee of affiliate's obligations	6,200,000						24,000,000
Term of equipment leasing agreements (in years)	5
Prior guarantee obligations maximum exposure		20,000,000					20,000,000
Line of credit maturity period				July 2013
Purchase commitments for property, plant and equipment				33,654,000
Purchase commitments for energy and service contracts amount				$ 54,078,000
Percentage of employees represented in labor union				15.00%

Commitments And Contingencies (Schedule Of Changes In Asset Retirement Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Abstract]
Balance at January 1	$ 41,079	$ 38,779
Accretion expense	2,645	2,464
Liabilities incurred	3,062	495
Liabilities settled	(2,091)	(392)
Revisions in estimated cash flows	(1,462)	(267)
Balance at December 31	$ 43,233	$ 41,079

Commitments And Contingencies (Schedule Of Contractual Purchase Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments And Contingencies [Abstract]
2012	$ 53,745
2013	16,703
2014	17,284
Total contractual purchase commitments	$ 87,732

Business Segments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010 Mideast Group [Member]	Dec. 31, 2009 Mideast Group [Member]	Dec. 31, 2010 Southeast Group [Member]	Dec. 31, 2011 West Group [Member]
Segment Reporting Information [Line Items]
Land acquired through noncash transactions	$ 1,900,000	$ 125,000	$ 450,000	$ 144,961,000

Business Segments (Financial Data For Continuing Operations For The Corporation's Reportable Business Segments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Total revenues	$ 1,713,823,000	$ 1,652,885,000	$ 1,573,316,000
Net sales, Total	1,519,961,000	1,475,717,000	1,419,668,000
Gross profit, Total	302,015,000	321,726,000	331,567,000
Selling, general and administrative expenses, Total	124,138,000	130,422,000	135,881,000
Earnings (Loss) from operations, Total	161,022,000	198,382,000	182,912,000
Assets employed, Total	3,147,822,000	3,074,743,000	3,239,283,000
Depreciation, depletion and amortization, Total	173,407,000	181,537,000	179,391,000
Total property additions	340,553,000	172,080,000	185,488,000
Property additions through acquisitions total	40,229,000	33,814,000	46,133,000
Total Aggregates Business [Member]
Segment Reporting Information [Line Items]
Total revenues	1,494,700,000	1,459,705,000	1,413,405,000
Net sales, Total	1,319,386,000	1,299,371,000	1,275,949,000
Gross profit, Total	230,000,000	264,335,000	289,613,000
Selling, general and administrative expenses, Total	108,514,000	107,484,000	109,579,000
Earnings (Loss) from operations, Total	127,469,000	168,590,000	172,356,000
Assets employed, Total	2,809,115,000	2,701,394,000	2,668,346,000
Depreciation, depletion and amortization, Total	157,177,000	163,851,000	160,268,000
Total property additions	312,230,000	163,826,000	169,272,000
Property additions through acquisitions total	40,229,000	33,814,000	46,133,000
Specialty Products [Member]
Segment Reporting Information [Line Items]
Total revenues	219,123,000	193,180,000	159,911,000
Net sales, Total	200,575,000	176,346,000	143,719,000
Gross profit, Total	75,405,000	61,685,000	45,584,000
Selling, general and administrative expenses, Total	9,197,000	11,046,000	9,446,000
Earnings (Loss) from operations, Total	66,305,000	50,578,000	35,734,000
Assets employed, Total	120,305,000	102,103,000	102,405,000
Depreciation, depletion and amortization, Total	7,075,000	8,385,000	7,518,000
Total property additions	21,983,000	6,431,000	10,766,000
Mideast Group [Member]
Segment Reporting Information [Line Items]
Total revenues	494,494,000	485,436,000	466,986,000
Net sales, Total	454,029,000	450,048,000	438,444,000
Gross profit, Total	124,132,000	133,187,000	139,004,000
Selling, general and administrative expenses, Total	42,471,000	41,710,000	44,200,000
Earnings (Loss) from operations, Total	85,049,000	93,956,000	95,110,000
Assets employed, Total	792,483,000	800,888,000	803,438,000
Depreciation, depletion and amortization, Total	51,151,000	54,943,000	56,138,000
Total property additions	39,504,000	50,869,000	39,761,000
Property additions through acquisitions total		12,912,000
Southeast Group [Member]
Segment Reporting Information [Line Items]
Total revenues	242,580,000	271,533,000	274,734,000
Net sales, Total	224,728,000	243,706,000	253,849,000
Gross profit, Total	1,082,000	22,740,000	37,141,000
Selling, general and administrative expenses, Total	22,165,000	22,912,000	23,396,000
Earnings (Loss) from operations, Total	(21,209,000)	(771,000)	13,486,000
Assets employed, Total	626,538,000	797,536,000	776,543,000
Depreciation, depletion and amortization, Total	46,607,000	52,203,000	48,954,000
Total property additions	29,531,000	54,138,000	37,355,000
Property additions through acquisitions total		20,902,000
West Group [Member]
Segment Reporting Information [Line Items]
Total revenues	757,626,000	702,736,000	671,685,000
Net sales, Total	640,629,000	605,617,000	583,656,000
Gross profit, Total	104,786,000	108,408,000	113,468,000
Selling, general and administrative expenses, Total	43,878,000	42,862,000	41,983,000
Earnings (Loss) from operations, Total	63,629,000	75,405,000	63,760,000
Assets employed, Total	1,390,094,000	1,102,970,000	1,088,365,000
Depreciation, depletion and amortization, Total	59,419,000	56,705,000	55,176,000
Total property additions	243,195,000	58,819,000	92,156,000
Property additions through acquisitions total	40,229,000		46,133,000
Corporate [Member]
Segment Reporting Information [Line Items]
Gross profit, Total	(3,390,000)	(4,294,000)	(3,630,000)
Selling, general and administrative expenses, Total	6,427,000	11,892,000	16,856,000
Earnings (Loss) from operations, Total	(32,752,000)	(20,786,000)	(25,178,000)
Assets employed, Total	218,402,000	271,246,000	468,532,000
Depreciation, depletion and amortization, Total	9,155,000	9,301,000	11,605,000
Total property additions	$ 6,340,000	$ 1,823,000	$ 5,450,000

Business Segments (Net Sales By Product Line) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue from External Customer [Line Items]
Total revenues	$ 1,713,823	$ 1,652,885	$ 1,573,316
Net sales	1,519,961	1,475,717	1,419,668
Aggregates [Member]
Revenue from External Customer [Line Items]
Total revenues	1,368,585	1,359,694	1,308,410
Net sales	1,213,153	1,218,133	1,192,108
Asphalt [Member]
Revenue from External Customer [Line Items]
Total revenues	63,942	51,055	57,923
Net sales	47,315	37,917	43,226
Ready Mixed Concrete [Member]
Revenue from External Customer [Line Items]
Total revenues	33,097	25,067	26,296
Net sales	33,018	25,031	26,250
Road Paving [Member]
Revenue from External Customer [Line Items]
Total revenues	25,369	17,775	13,483
Net sales	25,369	17,775	13,483
Other [Member]
Revenue from External Customer [Line Items]
Total revenues	3,707	6,114	7,293
Net sales	531	515	882
Total Aggregates Business [Member]
Revenue from External Customer [Line Items]
Total revenues	1,494,700	1,459,705	1,413,405
Net sales	1,319,386	1,299,371	1,275,949
Magnesia-Based Chemicals [Member]
Revenue from External Customer [Line Items]
Total revenues	158,254	132,890	109,685
Net sales	142,620	120,475	98,643
Dolomitic Lime [Member]
Revenue from External Customer [Line Items]
Total revenues	59,496	58,630	48,571
Net sales	56,582	54,212	43,421
Other [Member]
Revenue from External Customer [Line Items]
Total revenues	1,373	1,660	1,655
Net sales	1,373	1,659	1,655
Specialty Products [Member]
Revenue from External Customer [Line Items]
Total revenues	219,123	193,180	159,911
Net sales	$ 200,575	$ 176,346	$ 143,719

Business Segments (Domestic And Foreign Total Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Domestic And Foreign Total Revenues [Line Items]
Total revenues	$ 1,713,823	$ 1,652,885	$ 1,573,316
Domestic [Member]
Domestic And Foreign Total Revenues [Line Items]
Total revenues	1,672,077	1,618,794	1,537,319
Foreign [Member]
Domestic And Foreign Total Revenues [Line Items]
Total revenues	$ 41,746	$ 34,091	$ 35,997

Supplemental Cash Flow Information (Components Of Change In Other Assets And Liabilities, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Cash Flow Information [Abstract]
Other current and noncurrent assets	$ 2,439	$ 3,245	$ (8,194)
Accrued salaries, benefits and payroll taxes	(4,722)	(1,415)	(9,137)
Accrued insurance and other taxes	2,873	(739)	855
Accrued income taxes	6,139	10,890	2,414
Accrued pension, postretirement and postemployment benefits	(16,378)	(22,257)	6,339
Other current and noncurrent liabilities	(3,092)	(3,491)	3,207
Change in other assets and liabilities	$ (12,741)	$ (13,767)	$ (4,516)

Supplemental Cash Flow Information (Schedule Of Noncash Investing And Financing Activities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Cash Flow Information [Abstract]
Acquisition of assets through asset exchange	$ 150,000
Acquisition of land through property exchange		1,900
Issuance of notes payable for acquisition of land		450	125
Note receivable issued in connection with divestiture and sale of assets			$ 1,675

Other Expenses (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Expenses [Abstract]
Business development costs		$ 18,575,000	$ 1,220,000	$ 2,199,000
Business development expense, net of tax		11,409,000
Business development expense, per diluted share		$ 0.25
Retirement and severance expenses		4,414,000
Increase decrease in net earnings per diluted share due to retirement expenses		$ 0.06
Legal reserve				11,900,000
Litigation reserve, net of tax				8,000,000
Litigation reserve, per diluted share				$ 0.18
Payments for Legal Settlements	7,000,000		7,000,000
Litigation settlement increase (decrease) in net earnings			$ 2,751,000
Litigation settlement increase (decrease) in net earnings, per diluted share			$ 0.06

Recent Developments (Narrative) (Details) (USD $)	Jan. 31, 2012	Dec. 12, 2011 Vulcan [Member]
Number Of Common Stock Shares Issued For Each Outstanding Share Of Other Company In Proposed Business Transaction		0.5
Value of proposed business transaction		$ 5,355,000,000
Closing stock price	$ 82.51

Schedule II - Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 3,578		$ 4,622		$ 4,696
Charged to costs and expenses	1,717
Deductions-describe			1,044	[1]	74	[1]
Balance at end of period	5,295		3,578		4,622
Allowance For Uncollectible Notes Receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	179		151
Charged to costs and expenses	116		28		151
Balance at end of period	295		179		151
Inventory Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	87,044	[2]	82,674	[2]	80,854	[2]
Charged to costs and expenses	7,882		4,370		1,820
Charged to other accounts-describe	2,154	[3]
Deductions-describe	4,599	[4]
Balance at end of period	92,481		87,044	[2]	82,674	[2]
Accumulated Amortization Of Intangible Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	14,322		13,155		12,644
Charged to costs and expenses	1,812		1,453		1,711
Deductions-describe			286	[5]	1,200	[5]
Balance at end of period	$ 12,822		$ 14,322		$ 13,155

[1]	To adjust allowance for change in estimates.
[2]	Reflects the gross up of certain finished products and the related inventory allowances.
[3]	Acquisitions.
[4]	Divestitures.
[5]	Write off of fully amortized intangible assets.